As filed with the Securities and Exchange Commission on February 22, 2006
                                           Registration No. 333-131093/811-03618

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No. 2 Post-Effective Amendment No. ___
                        (Check appropriate box or boxes)

               Exact Names of Registrants as Specified in Charter:

-------------------------------------------------- ------------------------------------------------------------
   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES                   METROPOLITAN SERIES FUND, INC.

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
            Exact Name of Depositor:                             Area Code and Telephone Number:
         THE TRAVELERS INSURANCE COMPANY                                 (617) 578-3104

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
   Address of Depositor's Principal Executive                Address of Principal Executive Offices:
                    Offices:                            501 Boylston Street, Boston, Massachusetts 02116
 One Cityplace, Hartford, Connecticut 06103-3415
-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------

  Depositor's Telephone Number, including area
                      code:
                 (860) 308-1000

-------------------------------------------------- ------------------------------------------------------------

                     Name and Address of Agent for Service:
                             James L. Lipscomb, Esq.
                  Executive Vice President and General Counsel
                               MetLife Group, Inc.
                                  MetLife Plaza
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

                                   Copies to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

Title of securities being registered: Units of interest in a sub-account of The Travelers Fund U for Variable Annuities; shares of beneficial interest in the BlackRock Bond Income Portfolio of the Metropolitan Series Fund, Inc.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS REQUIRED IN RELIANCE ON SECTION 24(F) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                   [FORM OF SUPPLEMENTAL SOLICITATION LETTER]

                         THE TRAVELERS INSURANCE COMPANY

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
                   One Cityplace, Hartford, Connecticut 06103

                                February __, 2006

Dear Variable Annuity Contract Owner:

         Shares of The Travelers Quality Bond Account For Variable Annuities (the "Account") of The Travelers Insurance Company ("TIC") have been purchased at your direction to fund benefits payable under your variable annuity contract (the "variable contracts"). As owner of the units of the Account, you are being asked to approve an Agreement and Plan of Reorganization (the "Agreement") whereby the assets of the Account will be transferred to the BlackRock Bond Income Portfolio (the "Portfolio"), a series of Metropolitan Series Fund, Inc., in exchange for shares of the Portfolio, and the Account will be restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust (the "Reorganization").

         If the Agreement is approved and consummated, you will beneficially own units of the sub-account with an aggregate unit value equal to the aggregate net asset value of the units of the Account you owned before the Reorganization. Instead of investing directly in securities as did the Account, the sub-account will invest in similar types of securities through the Portfolio. You will be able to transfer all or a part of your interest in the Portfolio as provided in your contract to another available investment option on each day the Portfolio is open for business at the net asset value per share next computed following receipt of your transfer request in good order.

         After carefully considering the merits of the proposal, the Account's Board of Managers (the "Board") has determined that the Reorganization of the Account is in the best interests of the contract owners with assets allocated to the Account, and that the contract owners' interests will not be diluted as a result of the Reorganization.

         The Board recommends that you read the enclosed materials carefully and then vote FOR the proposal. To vote, you may use any of the following methods:

o BY MAIL. Please complete, sign, date and return the proxy card in the enclosed postage-paid envelope.
o        BY TELEPHONE. Call (866) 235-4258 and follow the simple instructions.
         Have your proxy card ready.
o BY INTERNET. Go to www.proxy-direct.com and follow the on-line instructions. Have your proxy card ready.

         For more information, please call TIC at 1-800-842-9368.

Respectfully,



The Travelers Insurance Company

         WE URGE YOU TO SIGN AND RETURN THE VOTING INSTRUCTION FORM(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR TO VOTE BY TELEPHONE OR THROUGH THE INTERNET.


                             YOUR VOTE IS IMPORTANT!

            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
                                 (THE "ACCOUNT")

                                  ONE CITYPLACE
                           HARTFORD, CONNECTICUT 06103
                                FEBRUARY __, 2006

                  NOTICE OF SPECIAL MEETINGS OF CONTRACT OWNERS


To Variable Annuity Contract Owners:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the owners of variable annuity contracts who have allocated assets under such contracts to the Account (the "Contract Owners") will be held at 501 Boylston Street, 5th Floor, Boston, Massachusetts, 02116, on April 27, 2006 at 2:00 p.m. (Eastern time) for the following purposes:

         ITEM 1. To approve or disapprove an Agreement and Plan of Reorganization whereby the assets of the Account will be transferred to the BlackRock Bond Income Portfolio (the "Portfolio"), a series of Metropolitan Series Fund, Inc., in exchange for Class A shares of the Portfolio, and the Account will be restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust.

         ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         THE BOARD OF MANAGERS OF THE ACCOUNT UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

         The attached Combined Prospectus/Proxy Statement describes the proposal. A copy of the Reorganization Agreement is attached as Appendix A to the Combined Prospectus/Proxy Statement.

         Contract Owners of record as of the close of business on January 31, 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

CONTRACT OWNERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF MANAGERS OF THE ACCOUNT, OR TO VOTE BY TELEPHONE OR THROUGH THE INTERNET. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR SUBSEQUENTLY EXECUTED VOTING INSTRUCTIONS OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                               By Order of the Board of Managers

                                      -2-

                                                    ----------------------------
                                                    Paul Cellupica, Secretary

February __, 2006
New York City, New York

                                     PART A

                                      - 4 -
                       COMBINED PROSPECTUS/PROXY STATEMENT
                             DATED FEBRUARY __, 2006

                                 PROSPECTUS OF:

------------------------------------------------------------------- --------------------------------------------------
                  METROPOLITAN SERIES FUND, INC.                       THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                 BLACKROCK BOND INCOME PORTFOLIO
------------------------------------------------------------------- --------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------
                       501 BOYLSTON STREET                                            ONE CITYPLACE
                   BOSTON, MASSACHUSETTS 02116                                 HARTFORD, CONNECTICUT 06103
                          (800) 638-7732                                             (860) 308-1000
------------------------------------------------------------------- --------------------------------------------------

                               Proxy Statement of:
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06103
                                 (800) 842-9368

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Managers (the "Account Board" or the "Managers") of The Travelers Quality Bond Account For Variable Annuities (the "Account") for use at a special meeting (the "Meeting") of the owners of variable annuity contracts issued by The Travelers Insurance Company ("TIC") who have assets allocated to the Account ("Contract Owners"). The Meeting is scheduled for April 27, 2006 at 2:00 p.m. (Eastern time), and any adjournments thereof, at 501 Boylston Street, 5th Floor, Boston, Massachusetts, 02116. At the Meeting, Contract Owners will be asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") whereby the assets of the Account will be transferred to the BlackRock Bond Income Portfolio (the "Portfolio"), a series of Metropolitan Series Fund, Inc. (the "Series Fund"), in exchange for Class A shares of the Portfolio, and the Account will be restructured as a sub-account (the "New Sub-Account"), of The Travelers Fund U for Variable Annuities (the "Successor Account"), a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"). (Such transactions are referred to herein collectively as the "Reorganization.")

This Combined Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely information about the Reorganization, the Portfolio, and the proposed future operations of the New Sub-Account that a Contract Owner should know in considering the Reorganization. A copy of the Agreement is included as Appendix A of this Combined Prospectus/Proxy Statement, and the prospectus for the Portfolio is enclosed with this Combined Prospectus/Proxy Statement. As described further under "Availability of Additional Information about the Account and Portfolio" below, additional information regarding the Portfolio, the Account and Successor Account, including (1) the statement of additional information of the Series Fund, (2) the current prospectuses and statements of additional information for the Contracts, and (3) the statement of additional information relating to and dated the same date as this Combined Prospectus/Proxy Statement (the "Statement of Additional Information"), are incorporated herein by reference and are available without charge by writing to the Account or Series Fund at the appropriate address noted above or by calling (800) 842-9368 (for the Account) or (800) 638-7732 (for the Portfolio). In addition, the SEC maintains a website (http://www.sec.gov) that contains the material incorporated by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The proposed Reorganization will consist of two parts:

o The assets of the Account will be transferred to the Portfolio in exchange for Class A shares of the Portfolio, a series of the Series Fund, which is an open-end management investment company (commonly referred to as a "mutual fund") registered under 1940 Act. The Portfolio will issue shares in an amount equal to the value of the assets that it receives from the Account, less the liabilities it assumes (other than liabilities associated with insurance obligations that will be assumed by the New Sub-Account).
o The shares of the Portfolio received by the Account will then be transferred to the New Sub-Account, an investment division of the Successor Account, which will invest in Class A shares of the Portfolio. Immediately after the Reorganization, a Contract Owner's indirect interest in the Portfolio (through the New Sub-Account) will be equal in value to the Contract Owner's direct interest in the Account immediately before the Reorganization.

The end result will be an organizational structure that is more common in the variable annuity industry than the current organizational structure.

INVESTMENTS IN THE PORTFOLIO, AS WITH ANY MUTUAL FUND, ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES IN THE PORTFOLIO ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                                                                PAGE

  Summary........................................................................................

  Comparative Fee and Expense Tables.............................................................

  Description of Contract Features...............................................................

  Information Relating to the Proposed Reorganization............................................

  Comparison of Management of Account and Portfolio..............................................

  Capitalization.................................................................................

  Portfolio Financial Highlights.................................................................

  Additional Information ........................................................................

  Voting Information.............................................................................

  Availability of Additional Information about the Account and Portfolio.........................

  Other Business.................................................................................

  Litigation.....................................................................................

  Contract Owner Inquiries.......................................................................

  Appendix A - Agreement and Plan of Reorganization..............................................                A-1

THE BOARD OF MANAGERS OF THE ACCOUNT UNANIMOUSLY RECOMMENDS THAT CONTRACT OWNERS VOTE "FOR" THE APPROVAL OF THE AGREEMENT.


                                     SUMMARY

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Account Board for use at a special meeting of the Contract Owners of the Account. The purpose of the special meeting is to consider the proposal to approve the Agreement whereby the assets of the Account will be transferred to the Portfolio in exchange for shares of the Portfolio, and the Account will be restructured as the New Sub-Account.

         The following is a summary of certain information relating to the proposed Reorganization, the parties thereto, and the transactions contemplated thereby. This disclosure is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, in the Agreement (attached as Appendix A), in the Portfolio Prospectus (enclosed with this Prospectus/Proxy Statement), and in the Prospectuses for the Contracts and the Statements of Additional Information for the Contracts and Series Fund.

THE PROPOSED REORGANIZATION

         As part of the Reorganization, all of the assets of the Account will be transferred to (and all of the Account's liabilities other than liabilities associated with insurance obligations will be assumed by) the Portfolio, and the New Sub-Account will receive shares of the Portfolio issued in return for the Account's assets. As a result, a Contract Owner will own an indirect interest in the Portfolio (through the New Sub-Account) equal in value immediately after the Reorganization to the Contract Owner's direct interest in the Account immediately before the Reorganization.

         The Account's structure as an actively managed separate account registered under the 1940 Act, as opposed to a unit investment trust that invests all of its assets in an underlying mutual fund, is becoming increasingly rare in the variable annuity industry. As a result, the current structure results in operational and compliance considerations that differ from those of the unmanaged separate accounts that are more common in the industry generally and among the separate accounts of TIC and its affiliates, and those unique considerations may lead to operational and compliance difficulties over time. Therefore, the Account Board has determined that it would be in the best interests of Contract Owners to change the Account's structure to the more common unit investment trust/underlying mutual fund structure.

         Contract Owners are also expected to benefit from the much larger asset base of the Portfolio after the Reorganization and the proposed reorganization of certain other mutual funds into the Portfolio, as compared to the current asset base of the Account. The larger asset base could result in greater investment flexibility and diversification and the ability to effect portfolio transactions on more favorable terms, as well as potential economies of scale with respect to Portfolio expenses, although there is no assurance that any such potential benefits will be realized.

         The Agreement was approved by the Account Board, including by the individuals who are not "interested persons" of the Account as such term is defined in the 1940 Act, on January 25, 2006, and by the Board of Directors of the Series Fund (on behalf of the Portfolio) on December 13, 2005. Subject to approval by Contract Owners who have assets allocated to the Account, the Agreement provides for the transfer of all of the assets of the Account to the Portfolio, as well as the assumption of the Account's liabilities (other than liabilities associated with insurance obligations that will be assumed by the New Sub-Account) by the Portfolio. The Portfolio will issue shares to the Account in an amount equal to the value of the assets the Portfolio received from the Account, less the liabilities that the Portfolio assumed, and such shares will then be transferred to the New Sub-Account.

         TIC or its affiliates will assume all costs and expenses associated with effecting the Reorganization, and none of the Account, Portfolio, or New Sub-Account will bear any such costs and expenses. The current level of operating expenses for the Portfolio are higher than the operating expenses (excluding the mortality and expense risk charge and other insurance contract-related charges) for the Account. However, if the Reorganization is approved, TIC has agreed to waive the mortality and expense risk charges for the New Sub-Account so that Contract Owners will be expected to incur expenses immediately after the Reorganization that are the same as or slightly lower than pre-Reorganization expenses for the Account, assuming an increase in Portfolio assets resulting from the consummation of the Reorganization and the proposed reorganization of certain other mutual funds into the Portfolio. See "Comparison of Fees and Expenses" below. Consummation of the Reorganization is not, however, contingent upon the consummation of any other such reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND MANAGEMENT

         The investment objectives and principal investments of the Portfolio and the Account are similar, with the primary focus of both being investing in bonds and other fixed-income securities. There are, however, a number of differences in investment policies, and the Portfolio and Account are managed on a day-to-day basis by unrelated sub-advisers. In general, the Portfolio has more flexibility to invest in various types of fixed-income securities, including high-yield securities (commonly known as "junk bonds") and securities of issuers located in developing or emerging market countries. The following table compares the investment objectives, principal investment strategies, and management of the Portfolio and Account. A more detailed comparison is provided below under "Comparison of Investment Objectives and Policies."

------------------------ ----------------------------------------------- ------------------------------------------
                                           PORTFOLIO                                      ACCOUNT
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT OBJECTIVE     Competitive total return primarily from         Current income, moderate capital
                         investing in fixed-income securities.           volatility and total return.

                                      -5-

------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
PRINCIPAL INVESTMENT     Under normal circumstances, at least 80% of     At least 80% of the Account's assets
STRATEGIES               the Portfolio's assets will be invested in      will be invested in investment-grade
                         fixed-income securities.  The Portfolio may     bonds and debt securities.  These may
                         invest in investment-grade fixed-income         include foreign securities, but the
                         securities such as corporate debt securities    Account does not invest in high yield
                         of U.S. and foreign issuers, U.S. government    securities and emerging market
                         securities, mortgage-backed and asset-backed    securities.
                         securities, and cash equivalents.  The
                         Portfolio may also invest in high yield
                         fixed-income securities (commonly known as
                         "junk bonds"), although no combination of
                         high yield securities, foreign securities
                         (securities not denominated in the U.S.
                         dollar), and emerging market securities will
                         exceed 30% of the Portfolio's total assets.
                         The Portfolio may use futures contracts,
                         options, swaps, and other derivatives to
                         attempt to reduce the interest rate or
                         currency risk of the Portfolio or to adjust
                         the Portfolio's duration.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
AVERAGE                  Duration Generally, within 1 1/2 years of that  Generally 5 years or less. The Account's
                          of the Lehman Brothers Aggregate Bond Index    Account's average duration as of
                         (4.5 of years as of December 31, 2005). The     December 31, 2005 was 3.6 years.
                         Portfolio's average duration as of
                         December 31, 2005 was 3.9 years
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT ADVISER       MetLife Advisers, LLC ("MetLife Advisers"),     Travelers Asset Management International
                         an indirect wholly-owned subsidiary of          Company LLC ("TAMIC"), also an indirect
                         MetLife, Inc.                                   wholly-owned subsidiary of MetLife, Inc.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
SUBADVISER               BlackRock Advisors, Inc.                        Salomon Brothers Asset Management Inc
------------------------ ----------------------------------------------- ------------------------------------------


PURCHASES AND REDEMPTIONS

         Following the Reorganization, Contract Owners will have substantially the same purchase, redemption and exchange rights as before the Reorganization. Units of the Account are not sold directly to the public, but only through variable contracts, and units of the New Sub-Account (and, indirectly, shares of the Portfolio) will likewise be sold only through variable contracts. As with the Account, Contract Owners will be able to transfer all or a part of their interest in the Portfolio as provided in their contract to another available investment option on each day the Portfolio is open for business at the then current net asset value per share.

FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is not expected to result in the recognition of gain or loss by Contract Owners for federal income tax purposes and will not take place unless the Accounts and the Portfolio receive a satisfactory opinion of tax counsel, substantially to that effect. See "Federal Income Tax Consequences" below.

COMPARISON OF PRINCIPAL INVESTMENT RISKS

         The principal risk factors involved in investing in the New Sub-Account and, therefore, indirectly in the Portfolio are similar to the principal risk factors currently associated with an investment in the Account. Investors can lose money by investing in either the Portfolio or the Account. Both the Portfolio and the Account are subject to the risk of a general decline in U.S. or foreign fixed-income security markets, and the risk that individual fixed-income securities may perform poorly.

         The prices of fixed-income securities are generally affected by interest rate risk and credit risk. Interest rate risk refers to the fact that the value of fixed-income securities will increase when market interest rates fall and decrease when market interest rates rise. These fluctuations will generally be greater for securities with longer durations, and the Portfolio may, depending on the duration of the Lehman Brothers Aggregate Bond Index, maintain a longer average duration than does the Account. Credit risk refers to the risk that the issuer may not be able to make payments under the fixed-income securities. High yield securities, which the Portfolio may invest in, are subject to greater risk than so-called investment grade securities.

         In addition, both the Portfolio and the Account may be subject to the risks of investing in foreign securities. These risks include possible political or economic instability, the possible imposition of restrictions on investment, the "information" risk associated with the different accounting and financial reporting standards in many foreign countries, and the risk of fluctuations in the value of foreign currencies as compared to the U.S. dollar. These risks may be accentuated in the case of the Portfolio to the extent that it invests in emerging market securities.

         The Portfolio may use various types of derivative instruments, while the Account's use of derivatives is primarily limited to futures contracts and options on futures contracts. The use of derivatives involves certain risks, even when they are used to manage risk, and derivatives may not serve their intended purposes. For example, if the price of a derivative moves in unexpected ways in relation to the security, currency or index on which the derivative is based, the Portfolio could lose more money than if it had invested directly in the underlying security, currency or index. In addition, the Portfolio may not be able to terminate or sell derivatives under some market conditions. Many derivatives involve credit risk, in that the other party to the derivative may fail to meet its obligations to the Portfolio or Account.

         For a more detailed comparison of the risks of the Portfolio and the Account, see "Comparison of Management of Account and Portfolio" below.

                       COMPARATIVE FEE AND EXPENSE TABLES

The current charges, deductions and expenses of the Account and expenses of the Portfolio as of December 31, 2005, as well as the estimated pro forma charges, deductions and expenses giving effect to the proposed Reorganization are shown in the table below. The pro forma numbers reflect estimates for investment management fees and other expenses for the Portfolio based on financial information for the year ended December 31, 2005.

SALES CHARGES AND CONTRACT OWNER TRANSACTION FEES

         As shown in the table below, any sales charges or shareholder transaction fees under the Contracts that are currently assessed in connection with Account transactions will be assessed in connection with transactions in the New Sub-Account after the Reorganization. The shares of the Portfolio are not subject to sales charges or transaction fees.

-------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION FEES (fees paid directly from your investment)
-------------------------------------------------------------------------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
                                                            ACCOUNT        NEW SUB-ACCOUNT     NEW SUB-ACCOUNT AND
                                                                                              PORTFOLIO (PRO FORMA)
------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Contingent Deferred Sales Charge (Load) (as a                 5%                  5%                   5%
percentage of purchase payments withdrawn)(1)

------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Variable Liquidity Benefit Charge(2)                          5%                  5%                   5%

------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Transfer Charge(3)                                            $10                $10                   $10
------------------------------------------------------ ------------------ ------------------- ----------------------

1 For purchase payments withdrawn within five years of payment. Payments withdrawn five or more years after such payment is not subject to a sales charge.

2 The Variable Liquidity Benefit Charge is assessed only on Universal Annuity Contracts. If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn for the first five years following the initial purchase payment. This charge is not assessed during the accumulation phase.

3 The Transfer Charge is assessed on transfers exceeding 12 per year under Universal Annuity Advantage and Universal Select Annuity Contracts.

         The next table describes the fees and expenses that Contract Owners pay periodically during the time that they own a Contract, not including management fees and other expenses of the Account or Portfolio.

------------------------------------------------------ ------------------ ------------------- ----------------------
                                                            ACCOUNT        NEW SUB-ACCOUNT     NEW SUB-ACCOUNT AND
                                                                                              PORTFOLIO (PRO FORMA)
------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Semi-Annual Contract Administrative Charge(1)                 $15                $15                   $15
------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Mortality and Expense Risk Charge (as an annual              1.25%              1.25%                 1.25%
percentage of average net assets of the Account and
New Sub-Account)(2)
------------------------------------------------------ ------------------ ------------------- ----------------------

1 For Universal Annuity Advantage and Universal Select Annuity Contracts, this fee will be waived if Contract value is $60,000 or greater on the day the charge is assessed.

(2) As discussed in Appendix B to this Combined Prospectus/Proxy Statement, certain Contract Owners pay a Mortality and Expense Risk Charge of 1.00%. Universal Annuity Advantage and Universal Select Annuity Contract Owners who select the Annual Step-Up to Age 75 Death Benefit as described below under "Description of Contract Features - Death Benefit" pay a Mortality and Expense Risk Charge of 1.40%.

ACCOUNT AND PORTFOLIO EXPENSES

         The table below shows information regarding the fees and expenses paid by the Account and the Portfolio for the fiscal year ended December 31, 2005, and estimated fees and expenses on a pro forma basis for the New Sub-Account and Portfolio after giving effect to the proposed Reorganization. If the proposed Reorganization occurs, the New Sub-Account will pay the Mortality and Expense Risk charge, while the Portfolio will pay Management Fees and Other Expenses.



                                                                                             PORTFOLIO        NEW SUB-ACCOUNT AND
                                                                       ACCOUNT            (CLASS A SHARES)    PORTFOLIO (PRO FORMA)
                                                                ----------------------  --------------------  ---------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management Fees                                                    0.32%                  0.40%                  0.40%
     Other Expenses                                                     0.00%(1)               0.07%                  0.07%
Total Annual Fund Operating Expenses                                    0.32%                  0.47%                  0.47%(2)
------------------------------------                                    -----                  -----                  --------
     Waiver of Management Fees                                            --                   0.00%(3)               0.01%(3)
Net Annual Fund Operating Expenses (after waiver)                       0.32%                  0.47%                  0.46%
-------------------------------------------------                       -----                  -----                  -----
     Mortality and Expense Risk Charge                                  1.25%                    --                   1.13%(4)
Total Annual Fund and Account Expenses                                  1.57%                  0.47%                  1.59%
---------------------                                                   -----                  -----                  -----

(1) TIC and the Account have entered into an Adminstrative Services Agreement and Agreement to Provide Guarantees, under which TIC, among other matters, provides or arranges for the provision of all administrative services for the Account.

(2) Reflects only the Reorganization described in this Combined Prospectus/Proxy Statement. It is anticipated that, if the proposed reorganizations of certain investment company portfolios into the Portfolio are consummated, Total Annual Fund Operating Expenses for the New Sub-Account and Portfolio would be at or below the Account's current level of 1.57%.

(3) Prior to any fee waiver, the Portfolio's management fee on Portfolio assets between $1 billion and $2 billion is 0.35%. However, MetLife Advisers has contractually agreed through at least April 30, 2007 to waive its fee on Portfolio assets between $1 billion and $2 billion so that the fee rate on that portion of the Portfolio's assets is 0.325%. See "Comparison of Management of Account and Portfolio - Advisory and Subadvisory Services" below. This waiver reduced the Portfolio's expenses by less than 0.01% for the fiscal year ended December 31, 2005.

(4) Mortality and Expense Risk Charge for the New Sub-Account reflects a permanent waiver of such charge agreed to by TIC in the amount of 0.12% of the New Sub-Account's average net assets. Without such waiver, the Mortality and Expense Risk Charge would be 1.25%.

         For Universal Annuity Advantage and Universal Select Annuity Contracts, Contract Owners may select a Guaranteed Minimum Withdrawal Benefit option, which carries an additional charge equal to, on an annual basis, a maximum of 1.00% of the amounts held in the Account, although the current charge is 0.40%. Contract Owners participating in the optional Managed Advisory Portfolio Program pay a fee of 0.80% of the first $25,000 of Contract value, 0.65% of Contract Value between $25,000 and $50,000, 0.50% of Contract Value between $50,000 and $75,000, 0.35% of Contract Value between $75,000 and $100,000, and 0.20% of
Contract Value over $100,000. The amounts assessed on New Sub-Account assets for these optional benefits and programs will not differ from those currently assessed on Account assets.

EXPENSE EXAMPLES

         These examples help investors compare the cost of investing in the Account and in the New Sub-Account and Portfolio with the cost of investing in other mutual funds. The pro forma information reflects the waiver of the Mortality and Expense Risk charge that TIC will implement if the Reorganization occurs. The examples assume:

o        you invest $10,000;
o        your investment has a 5% return each year; and
o the Account's, New Sub-Account's and Portfolio's operating expenses (net of waivers) remain the same as shown above, except that it is assumed that the waiver of management fees expires on April 30, 2007.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

If the Contract is surrendered at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT.................................................          $677          $1,049        $1,447        $1,867

PORTFOLIO...............................................           $48           $151          $263          $591

NEW SUB-ACCOUNT AND PORTFOLIO (PRO FORMA)...............          $679          $1,057        $1,461        $1,899

-----------------------------------------------------------------------------------------------------------------------------------

If the Contract is annuitized at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT.................................................          $677           $496          $855         $1,867

PORTFOLIO...............................................           $48           $151          $263          $591

NEW SUB-ACCOUNT AND PORTFOLIO (PRO FORMA)...............          $679           $504          $870         $1,899

-----------------------------------------------------------------------------------------------------------------------------------

If the Contract is not surrendered or annuitized:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS

ACCOUNT.................................................          $160           $496          $855         $1,867

PORTFOLIO...............................................           $48           $151          $263          $591

NEW SUB-ACCOUNT AND PORTFOLIO (PRO FORMA)...............          $162           $504          $870         $1,899

-----------------------------------------------------------------------------------------------------------------------------------

                        DESCRIPTION OF CONTRACT FEATURES

         The Account is offered as an investment option in connection with three forms of variable annuity contracts currently issued by TIC, the Universal Annuity contract, the Universal Annuity Advantage contract, and the Universal Select Annuity contract (collectively, the "Contracts"). The features of each form of Contract are similar, and the following discussion presents a brief description of such features, noting material differences between the three forms. Contract features will not change as a result of the Reorganization, and Contract Owners will own the same form of Contract after the Reorganization as they owned prior to the Reorganization. Greater detail regarding the Contracts is provided in the prospectuses for the Account, each relating to a particular form of Contract, which are incorporated by reference into this Combined Prospectus/Proxy Statement. Certain other variable annuity contracts that are not currently issued for sale to new Contract Owners, but are available for additional purchase payments by existing Contract Owners, are described in Appendix B to this Combined Prospectus/Proxy Statement.

GENERAL

         The Account is offered as a variable funding option for the investment of purchase payments under the Contracts. The Contracts may be individual or group variable annuity contracts. The Contracts currently are offered for sale, and it is anticipated that they will continue to be offered for sale after the Reorganization. In connection with Contracts purchased through tax qualified retirement plans (except IRAs), the minimum initial purchase payment is $20. Under such Contracts, additional purchase payments may be made after the initial purchase payment, with a minimum for such additional payments of $20. For Contracts purchased through IRAs or outside of a tax qualified retirement plan, the minimum initial purchase payment is $1,000, and the minimum additional purchase payment is $100.

TRANSFERS BETWEEN FUNDING OPTIONS

         Subject to certain limitations, a Contract Owner may transfer all or part of his or her Contract value between funding options under the Contract, including the Account (or, after the Reorganization, the New Sub-Account), at any time up to 30 days before annuity payments are to begin under the Contract. After such time, Contract Owners may make transfers only if allowed by their Contract or with the consent of TIC. TIC has the right under the Contracts to restrict the number of transfers to one every six months, and may do so in its discretion if it determines that a Contract Owner is engaging in excessive trading activity, trading activity that is indicative of market timing, or similar trading activity that will potentially harm the rights or interests of other Contract Owners. TIC reserves the right to charge a fee ($10 under Universal Annuity Advantage and Universal Select Annuity Contracts) for any transfer request that exceeds twelve per year. Transfers may also be made through a dollar cost averaging program, under which a set dollar amount is transferred to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract, or by investment advisers under certain asset allocation programs offered to Contract Owners for a separate fee.

VALUING THE CONTRACTS

         TIC measures the value of a Contract by valuing "accumulation units" before annuity payments begin and "annuity units" after annuity payments begin. The value of units is determined based on the market value of the Account's investments (or, in the case of a separate account such as the Successor Account that invests in shares of underlying mutual funds, on the value of the corresponding underlying fund's shares, which in turn is based on the market value of the underlying fund's investments). Normally, the value of the units is determined as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open.

PAYMENT OPTIONS

         Contract Owners may choose to receive the amount due on the maturity date of their Contract in a single lump-sum payment, to receive fixed annuity payments that do not vary during the payment period, or to receive a series of monthly payments based on the options described below. A Contract Owner may choose to begin receiving annuity payments at any time after the first anniversary of the date the Contract is issued. If a Contract owner does not select a date to begin receiving payments, payments generally will begin: (1) for Universal Annuity Contracts issued in connection with tax qualified retirement plans, on the annuitant's 70th birthday or ten years after the Contract is issued, if later; (2) for other Universal Annuity Contracts, on the annuitant's 75th birthday or ten years after the Contract is issued, if later, or (3) for Universal Annuity Advantage and Universal Select Annuity Contracts, on the annuitant's 90th birthday or ten years after the Contract is issued, if later.

         Contract Owners may choose among the following options for receiving variable annuity payments:

o Life Annuity - No Refund. TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending with the last payment preceding the person's death.
o Life Annuity with 120, 180 or 240 Monthly Payments Assured. TIC will make monthly annuity payments during the lifetime of the annuitant, but in the event that payments have been made for less than the selected period at the annuitant's death, the annuitant's beneficiary will receive (1) continuing payments for the remainder of the period selected, or (2) a single payment equal to the discounted value of the future payments.
o Unit Refund Life Annuity (Universal Annuity Contracts only). TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending on the last payment preceding the person's death, provided that the person's beneficiary will receive a single payment calculated based on the annuity units remaining at the person's death.
o Joint and Last Survivor Life Annuity - No Refund. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, and during the lifetime of the survivor, with no additional payments after the death of the survivor.
o Joint and Last Survivor Life Annuity - Annuity Reduces on Death of Primary Payee. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, with the payment to a survivor who is designated as the "secondary payee" reduced by 50% after the death of the primary payee.
o Payments for a Fixed Period (Universal Annuity Advantage and Universal Select Annuity Contracts only). TIC will make monthly payments for the period selected. If the Contract Owner elects this option, he or she may elect to receive, at any time after payments commence, a present value of the remaining guaranteed payments in a lump sum. Lump sum payments may be subject to withdrawal charges.
o Other Annuity Options. TIC will make other arrangements for annuity payments as mutually agreed upon.

         In addition, for Universal Annuity Contracts, Contract Owners may choose to receive periodic income payments pursuant to the following options that are not based on the life of any person:

o Payments of a Fixed Amount. TIC will make equal payments of the amount elected until the Contract value applied under this option has been exhausted.
o Payments for a Fixed Period. TIC will make payments for the number of years selected, with the amount of each payment equal to the remaining Contract value applied under this option divided by the number of remaining payments.

o Investment Income. TIC will make payments for the period agreed on, with the amount payable equal to the excess if any, of the Contract value under this option over the amount applied under this option (i.e., the appreciation in Contract value). Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income.

DEATH BENEFIT

         UNIVERSAL ANNUITY CONTRACTS. If the Contract includes a death benefit, and the annuitant dies before age 75 but before the maturity date of the Contract, the designated beneficiary, the annuitant's estate or the Contract Owner will receive a death benefit equal to the greatest of (1) the cash value of the Contract, (2) total purchase payments less any withdrawals, or (3) the cash value on the most recent 5th multiple Contract anniversary (5th, 10th, 15th, etc.) less any withdrawals made since that anniversary. If the annuitant dies after age 75 but before the maturity date, the cash value of the Contract is paid.

         UNIVERSAL ANNUITY ADVANTAGE CONTRACTS. Before annuity payments have commenced, a death benefit is generally payable with either the Contract Owner or annuitant dies and there is no surviving contingent annuitant. At purchase, Contract Owners elect either the Standard Death Benefit of the Annual Step-Up to Age 75 Death Benefit. Under the Standard Death Benefit, upon the death of the Annuitant, the death benefit payable will be the greatest of (1) the Contract value of the date the death is reported, (2) total purchase payments adjusted to reflect partial surrenders, or (3) the Contact value as of each fifth anniversary of the date the Contract is issued, before the annuitant's 75th birthday. For an extra charge, Contract Owners may elect the Annual Step-Up to Age 75 Death Benefit. Under this benefit, instead of the Contract value as of each fifth anniversary, the death benefit will be equal to the highest Contract value on any annual anniversary before the annuitant's 75th birthday, if greater than the amounts in (1) or (2) above.

         UNIVERSAL SELECT ANNUITY CONTRACTS. Before annuity payments have commenced, a death benefit is generally payable with either the Contract Owner or annuitant dies and there is no surviving contingent annuitant. At purchase, Contract Owners elect either the Standard Death Benefit of the Annual Step-Up to Age 75 Death Benefit. Under the Standard Death Benefit, upon the death of the Annuitant, the death benefit payable will be the greatest of (1) the Contract value of the date the death is reported, (2) total purchase payments adjusted to reflect partial surrenders, or (3) the Contact value as of each anniversary of the date the Contract is issued, before the annuitant's 65th birthday. For an extra charge, Contract Owners may elect the Annual Step-Up to Age 75 Death Benefit. Under this benefit, the annual step-up to age 65 as described in (3) above is extended to the annuitant's 75th birthday.

WITHDRAWALS FROM THE CONTRACTS

         A Contract Owner may withdraw all or part of his or her Contract value any time before the annuity payments commence. Subject to certain exceptions, a withdrawal charge of 5% will apply if a purchase payment is withdrawn within five years of the payment date. Beginning twelve months after the date the Contract was issued, a Contract Owner may withdraw up to 10% of cash value (determined as of the most recent anniversary of the Contract's issuance) annually without any withdrawal charge, although such withdrawals may have tax consequences.

         Owners of Universal Annuity Advantage and Universal Select Annuity Contracts age 55 or older may elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider for an additional charge. The GMWB rider guarantees a return of purchase payments regardless of market conditions if the Contract Owner does not withdraw more than a certain amount per year. The amount guaranteed to be returned (the "benefit base") is the initial purchase payment if the GMWB is elected at the time the Contract is issued, or the Contract value on the date the GMWB is elected if the benefit is added after the Contract's issuance. If a Contract Owner begins taking withdrawals within three years of the effective date of the GMWB, the annual withdrawal amount will equal 5% of the benefit base. If a Contract Owner begins taking withdrawals more than three years after the effective date, the annual withdrawal amount will equal 10% of the benefit base. Annual withdrawal amount payments may be made on any schedule requested by the Contract Owner (e.g., twelve equal monthly installments). Subsequent purchase payments and withdrawals (other than GMWB withdrawals) will affect the amount of the benefit base. Contingent deferred sales charges may apply on GMWB withdrawals.

ASSET ALLOCATION PROGRAMS

         Two asset allocation programs, the Managed Advisory Portfolio Program ("MAPP") and the Chart asset allocation program ("Chart"), under which investment advice is provided to Contract Owners regarding the allocation of their Contract assets among available investment options are offered to Contract Owners for an additional charge.

         MAPP (Universal Annuity and Universal Annuity Advantage Contracts only). MAPP is offered by Tower Square Securities Inc. ("Tower Square"), an affiliate of TIC, to participants in qualified retirement plans. Except as described below, a MAPP participant must allocate his or her Contract value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create MAPP. Based on the results to a standardized questionnaire completed by the participant, one of the six model portfolios is matched to the participant based on his or her risk tolerance and investment time horizon. Participants may select a model portfolio that is different from the recommended one, or may choose to create a customized portfolio. Standard & Poor's may make changes to the asset allocation models on an annual or other basis. MAPP participants will be notified of any such changes, and the participant will have the opportunity to reject the change.

         CHART (Universal Annuity and Universal Select Annuity Contract only). Chart is offered by CitiStreet Financial Services LLC ("CFS"), also an affiliate of TIC, to participants in qualified retirement plans. Chart participants authorize CFS to allocate their Contract assets according to asset allocation models developed in consultation with CRA/RogersCasey, Inc. Based on the results of a questionnaire designed to evaluate the participant's risk tolerance and investment time horizon, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds," none of which are the Account or the Portfolio. CFS reviews its investment models and each investor profile periodically, and may make changes to the allocation percentages or may change, add or eliminate program funds. CFS will notify Chart participants in advance of any such change, and the participant will have the opportunity to reject the change.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

         The Agreement sets forth the terms and conditions under which the Reorganization would be consummated. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the copy of the Agreement that is attached as Appendix A to this Combined Prospectus/Proxy Statement and that is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION AND THE AGREEMENT

         To effect the Reorganization, TIC, on behalf of the Account, will as of the Closing Date transfer all of the Account's assets (except, if required, for a minimal amount of cash needed to keep bank accounts open) to the Portfolio. In exchange for the assets of the Account, the Series Fund will issue Class A shares of the Portfolio to TIC for the benefit of the Account, and the Portfolio will assume any unsatisfied liability incurred by the Account before the Closing Date (other than liabilities associated with insurance obligations that will be assumed by the New Sub-Account). The number of shares of the Portfolio to be issued in the Reorganization shall be determined by dividing the value of the net Account assets to be transferred, as of the close of trading on the Closing Date, by the net asset value of the Portfolio shares at that time. In turn, TIC will cause the shares of the Portfolio received for the benefit of the Account to be transferred to the Successor Account as assets of the New Sub-Account, and the Successor Account will issue to the Account units of the New Sub-Account equal in value to the shares of the Portfolio received. The Account will then redeem its outstanding units held by Contract Owners, replacing them with the units of the New Sub-Account it received.

         As a result of these transactions, each Contract Owner will beneficially own units of the New Sub-Account with an aggregate unit value equal to the aggregate net asset value of the units of the Account the Contract Owner owned before the Reorganization. The New Sub-Account will become a shareholder of the Portfolio, and, unlike the Account, will not make investments in operating companies directly, but rather will invest through the Portfolio.

         The Reorganization of the Account is subject to a number of conditions, including, without limitation: approval of the Agreement and the transactions contemplated thereby, as described in this Combined Prospectus/Proxy Statement, by the Account's Contract Owners; the receipt of a legal opinion from tax counsel with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance of their respective agreements and undertakings in the Agreement. Assuming satisfaction of the conditions in the Agreement, the Closing Date will be April 30, 2006 or such other date as is agreed to by the parties to the Agreement. The Reorganization may be postponed or canceled for any reason with the consent of the parties to the Agreement involved in the Reorganization at any time prior to the Closing, including after its approval by Contract Owners.

         TIC or its affiliates will assume all costs and expenses associated with effecting the Reorganization, and none of the Account, Portfolio, New Sub-Account or Contract Owners whose contract values are allocated to the Account will bear any such costs and expenses.

FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the Reorganizations is subject to the condition that TIC, the Account, and the Series Fund receive an opinion of Sutherland Asbill & Brennan LLP, special counsel to the Account, to the effect that for federal income tax purposes: (1) TIC will recognize gain or loss (if any) on the transfer of the assets of the Account to the Series Fund as if it had disposed of those assets for an amount of cash equal to the sum of (a) the value of the Series Fund shares received in the exchange and (b) the amount of Account liabilities assumed by the Series Fund; (2) no tax attributes of TIC or the Account will carry over to the Series Fund; and (3) no gain or loss will be recognized by the Contract Owners as a result of the Reorganization.

         Neither TIC nor the Portfolio has sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning their potential tax consequences, including state and local income taxes.

BOARD CONSIDERATIONS

         In approving the Reorganization at meetings held on November 10, 2005 and January 25, 2006, the Account Board considered the proposed Reorganization from the perspective of the Account. In light of discussions of the Account Board at the meetings, and the written materials provided to the Account Board in advance of the meetings, the Account Board, including the Managers who are not "interested persons" of the Account under the 1940 Act, unanimously decided to approve the Reorganization and to recommend its approval to Contract Owners.

         The Account Board considered that the Account's structure as an actively managed separate account registered under the 1940 Act (a "registered managed separate account"), as opposed to a unit investment trust ("UIT") that invests all of its assets in an underlying mutual fund, is becoming increasingly rare in the variable annuity industry. As a result, the current structure results in operational and compliance considerations that differ from those of the unmanaged UIT separate accounts that are more common in the industry generally and among the separate accounts of TIC and its affiliates, and those unique considerations may lead to operational and compliance difficulties over time. In this regard, the Account Board considered the recent acquisition of TIC by MetLife, Inc. ("MetLife"), and the fact that no other MetLife-affiliated insurance companies currently maintain any registered managed separate accounts. The Account Board, the members of which also serve as the Boards of Managers of certain other registered managed separate accounts of TIC, also considered their decisions as members of such other boards to take steps to effectuate the conversion of those other separate accounts to UITs. Therefore, the Account Board determined that it would be in the best interests of Contract Owners to change the Account's structure to the more common unit investment trust/underlying mutual fund structure.

         The Account Board considered that the Portfolio is similar to the Account in terms of their respective investment objectives, policies and restrictions, and that the mortality and expense fee waiver to be implemented by TIC for the New Sub-Account would have the effect of maintaining the fees and expenses paid by Contract Owners at or slightly below current levels (assuming an increase in Portfolio assets resulting from the consummation of the Reorganization and the reorganization of certain other mutual funds into the Portfolio). The Account Board also considered the differences between the Account and the Portfolio, including the differences in investment policies and their investment advisers and subadvisers. The Account Board was provided with information about BlackRock Advisors, Inc., the Portfolio's subadviser since January 31, 2005, and the Portfolio's historical performance, including the performance for the recent period during which BlackRock served as the Portfolio's subadviser, and concluded that such performance generally compared favorably with the performance of the Account. The Account Board concluded that any differences between the Account and the Portfolio are unlikely to have a material adverse effect on Contract Owners.

         The Account Board also considered that Contract Owners are expected to benefit from the much larger asset base of the Portfolio after the Reorganization and the proposed reorganization of certain other mutual funds into the Portfolio, as compared to the current asset base of the Account. The Account Board considered that this larger asset base could result in greater investment flexibility and diversification and the ability to effect portfolio transactions on more favorable terms, as well as potential economies of scale with respect to Portfolio expenses. Finally, the Account Board considered the terms of the Agreement, and the fact that the Reorganization is not expected to result in the recognition of gain or loss by Contract Owners for federal income tax purposes.

         After considering the foregoing factors, together with such information as they believed to be relevant, the Account Board determined that the proposed

Reorganization is in the best interests of the Account, and that the interests of the Account's Contract Owners would not be diluted as a result of the Reorganization. The Board then approved the Agreement and directed that the Agreement be submitted to Contract Owners for approval.

         Therefore, the Account's Board of Managers unanimously recommends that Contract Owners vote "FOR" Proposal 1.

         The Account Board has not determined what action the Account would take in the event Contract Owners fail to approve the Agreement or for any other reason the Reorganization is not consummated. In any such event, the Account will, at least for a period of time, continue operations as a registered managed separate account, and the Account Board may consider alternatives to the Reorganization in the best interest of Contract Owners, including the reorganization of the Account into another mutual fund or mutual fund portfolio.

         The Board of Directors of the Series Fund, including the Directors who are not "interested persons" of the Series Fund under the 1940 Act, has also approved the Agreement on behalf of the Portfolio.

         COMPARISON OF MANAGEMENT OF ACCOUNT AND PORTFOLIO

INVESTMENT OBJECTIVES

         The investment objective of the Portfolio is a competitive total return primarily from investing in fixed-income securities. The investment objective of the Account is current income, moderate capital volatility and total return. The investment objective of the Account is a fundamental policy, meaning that it may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of the Account, while the investment objective of the Portfolio may be changed by the Board of Directors of the Series Fund without a Contract Owner vote.

INVESTMENT POLICIES AND RESTRICTIONS

         The Portfolio will invest, under normal circumstances, at least 80% of its assets in fixed income securities. Contract Owners with assets allocated to the Portfolio will receive at least 60 days' prior notice if this 80% minimum is going to change. Among the fixed income securities that the Portfolio may invest in are obligations of the U.S. Treasury or any U.S. government agency, mortgage-backed and asset-backed securities, corporate debt securities of U.S. and foreign issuers, and cash equivalents. The Portfolio may also invest in securities through Rule 144A and other private placement transactions.

         The Portfolio may also invest in high yield securities and securities of issuers located in developing or emerging market countries, but no combination of high yield securities, foreign securities (securities not denominated in U.S. dollars) or emerging market securities will exceed 30% of the Portfolio's total assets. The Portfolio may invest (1) up to 20% of its total assets in high yield securities; (2) up to 20% of its total assets in foreign securities; and (3) up to 10% of its total assets in emerging market securities. (Securities within the 10% limit in clause (3) will not be counted toward the limits in clauses (1) or (2), but will be counted toward the overall 30% limit.) In addition to bonds, the Portfolio's high yield securities may include convertible bonds, convertible preferred stocks, and warrants and other securities attached to bonds or other fixed income securities. The Portfolio may also invest in payment-in-kind securities, structured securities, when-issued securities and zero coupon bonds.

         The Account normally invests at least 80% of its assets in investment-grade bonds and debt securities, which policy, like the 80% policy of the Portfolio, will not be changed without at least 60 days' notice to Contract Owners. The Account's investments may include treasury bills, repurchase agreements, commercial paper, certificates of deposit, banker's acceptances, bonds, notes, debentures, convertible securities and when-issued securities. Unlike the Portfolio, the Account does not invest in high yield or emerging market securities. Also unlike the Portfolio, the Account is not subject to any specific percentage limitation on foreign securities. The Portfolio's convertible securities investments are limited to high yield securities, while the Account's are limited to investment grade securities.

         The Portfolio may use futures contracts, options, swaps and other derivatives to attempt to reduce the interest rate or currency risk of the Portfolio or to adjust the Portfolio's duration. The Portfolio may at times use foreign currencies, forward currency contracts and currency-related derivative instruments to hedge some or all of its foreign currency exposure. In contrast, the Account's derivative investments are limited to futures contracts and options on futures contracts.

         BlackRock establishes duration targets for the Portfolio based on economic and monetary factors affecting interest rates and bond market returns. BlackRock also allocates the Portfolio's investments among bond market sectors (such as U.S. Treasury securities, U.S. government agency securities, mortage-backed or asset-backed securities, or corporate debt securities) based on its evaluation of the relative price and yield attractiveness of the various sectors. BlackRock also decides how the Portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based on the relative price and yield attractiveness of those maturities. BlackRock monitors and adjusts the Portfolio's investment to try to maintain a duration generally within 1 1/2 years of that of the Lehman Brothers Aggregate Bond Index. As of December 31, 2005, the duration of this index was ___ years. The Account's subadviser expects that the Account's investments generally will maintain an average duration of five years or less, although investments in longer term obligations may be made if the subadviser decides that the investment yields justify a longer term commitment.

         For more information on the investment policies and risks of the Portfolio and the Account, see the Prospectuses for the Portfolio and the Contracts. The Prospectus for the Portfolio is enclosed with this Combined Prospectus/Proxy Statement.

FUNDAMENTAL POLICIES

         Both the Portfolio and the Account are subject to certain "fundamental" investment policies, which may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of the Portfolio or Account, as the case may be. In general, the fundamental policies of the Portfolio are less restrictive than those of the Account. For example, the Portfolio may borrow money to the extent permitted by law, which generally means that the Portfolio may borrow money from banks in an amount up to one-third of the Portfolio's assets (including the amount borrowed), while the Account may borrow only for emergency purposes in an amount not exceeding 5% of the value of the Account's assets. In addition, the Portfolio's fundamental policy regarding making loans permits it to lend its portfolio securities, while the Account's fundamental policy on lending does not.

ADVISORY AND SUBADVISORY SERVICES

         MetLife Advisers is the investment adviser for the Portfolio, and TAMIC is the investment adviser for the Account. Both MetLife Advisers and TAMIC are indirect, wholly-owned subsidiaries of MetLife. MetLife Advisers and TAMIC generally supervise the management and investment program for the Portfolio and Account, respectively, with day-to-day portfolio management provided by subadvisers. MetLife Advisers and TAMIC are responsible for the oversight of the subadvisers' management for the Portfolio and Account, respectively. MetLife Advisers and TAMIC are permitted, subject to certain conditions specified in an exemption obtained from the Securities and Exchange Commission (including approval by the Board of Directors of the Series Fund or the Account Board, as appropriate), to enter into new and amended subadvisory agreements for the Portfolio and Account, respectively, including agreements with new subadvisers and agreements with existing subadvisers if there is a material change in the terms of the subadvisory agreement, without shareholder or Contract Owner approval.

         As compensation for its services for the Account, TAMIC receives a management fee from the Account at the annual rate of 0.3233% of the average daily net assets of the Account. As compensation for its services for the Portfolio, MetLife Advisers receives a management fee based on the following fee schedule:

         AVERAGE DAILY NET ASSETS OF THE PORTFOLIO                     MANAGEMENT FEE RATE

         First $1 billion                                                       0.40%
         $1 billion - $2 billion                                                0.35%*
         $2 billion - $3 billion                                                0.30%
         Over $3 billion                                                        0.25%

* MetLife Advisers has contractually agreed through April 30, 2006 to waive its fee on assets between $1 billion and $2 billion so that the fee rate is 0.325%.

         BlackRock, the subadviser of the Portfolio, was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $453 billion in assets under management as of December 31, 2005. BlackRock, Inc. is currently a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc ("PNC"). On February 15, 2006, BlackRock, Inc. and Merrill Lynch announced that they have reached an agreement to merge Merrill Lynch's investment management business, Merrill Lynch Investment Managers, and BlackRock to create a new company that will be one of the world's largest asset management firms, with nearly $1 trillion in assets under management. This merger, which is subject to various regulatory approvals, client consents, approval by BlackRock shareholders, and customary conditions, is expected to close in the third quarter of 2006. After the merger, Merrill Lynch will own 49.8% of the new company, while PNC will own 34%.

         The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Keith Anderson and Scott Amero. Messrs. Anderson and Amero lead BlackRock's Fixed Income Team, which consists of approximately 50 portfolio managers, as well as numerous research analysts. Mr. Anderson, a Managing Director of BlackRock, has been a Managing Director of BlackRock Financial Management, Inc., an affiliate of BlackRock, since 1988. Mr. Amero, a Managing Director of BlackRock, has been a Managing Director of BlackRock Financial Management, Inc. since 1990.

            The subadviser of the Account is Salomon Brothers Asset Management Inc. ("SaBAM"). SaBAM was established in 1987 and together with SaBAM affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. SaBAM 's principal address is 399 Park Avenue, New York, New York 10022. As of June 30, 2005, SaBAM had over $82.8 bilion in assets under management. Effective December 1, 2005, SaBAM became an indirect wholly-owned subsidiary of Legg Mason, Inc. Prior to that date, SaBAM was an indirect wholly-owned subsidiary of Citigroup Inc. It is expected that, if the Reorganization is not consummated prior to May 1, 2006, Western Asset Management Company, another indirect wholly-owned subsidiary of Legg Mason, Inc., would become the subadviser of the Account.

            The portfolio managers for the Account are Gene Collins and Kurt Lin. Mr. Collins is a managing director of SaBAM and is a senior portfolio manager responsible for managing U.S. investment grade portfolios. Since 1986, he has been the Senior Portfolio Manager of the investment portfolios of Primerica Inc., the predecessor company of Citigroup Inc. Mr. Collins has 27 years of experience in investments covering all types of fixed income and equity securities. Mr. Lin is a Director and Senior Portfolio Manager of SaBAM and is responsible for managing U.S. investment grade portfolios and structured products. He also trades corporate bonds, derivatives and currencies. Previously, Mr. Lin was the senior derivatives trader at Smith Barney.

         OTHER SERVICES

         In addition to investment management fees, the Portfolio pays fees for various administrative services, including accounting, custody and transfer agency services. These fees are reflected in the Comparative Fee and Expense Tables above as "Other Expenses." In contrast, TIC and the Account have entered into an Administrative Services Agreement and Agreement to Provide Guarantees, under which TIC, among other matters, provides or arranges for the provision of all administrative services for the Account out of the Mortality and Expense Risk charge paid to TIC by the Account. Consequently, the Account does not pay any amounts that must be listed as "Other Expenses" in the Comparative Fee and Expense Tables.

         BOARD STRUCTURE AND CONTRACT OWNER VOTING

         Unlike the Account, the Successor Account (which will include the New Sub-Account) will not have a board of directors or managers. However, the Series Fund does have a Board of Directors, which will be responsible for certain matters with respect to the Portfolio for which the Account Board is responsible as to the Account, such as the annual consideration of the continuance of investment advisory and subadvisory agreements.

Procedures for obtaining Contract Owner approval of actions requiring such approval will also change as a result of the Reorganization. Currently, Contract Owners with assets allocated to the Account vote directly with respect to items affecting the Account. Prior to the commencement of payments under a Contract or in the case of any units of the Account held other than in connection with a Contract, the number of votes equals the number of units credited to the unit owner. After variable payments have commenced, the number of votes equals the amount of the assets in the Account established to meet variable obligations related to the unit owner, divided by the value of a unit. Subject to any provision of law requiring the authorization of any matter by a greater proportion, any matter on which the unit owners vote shall be approved by the affirmative vote of the votes entitled to be cast on such matter at a meeting of the unit owners at which a quorum is present, except that Managers of the Account shall be elected by a plurality of the votes cast at such meeting.

If the Reorganization is approved by Contract Owners, Contract Owners will vote indirectly by instructing TIC as to how to vote shares in the Portfolio. TIC will vote the shares of the Portfolio for which instructions are not provided in proportion to the instructions received from Contract Owners. Each share of the Portfolio outstanding is entitled to one vote on all matters submitted to a vote of stockholders, with a fractional vote for each fractional share. All shares of the Series Fund will be voted in the aggregate and not by series or class except
(1) when otherwise required by law, and (2) if the Series Fund's Board of Directors, in its sole discretion, determines that any matter concerns only one or more particular class or classes, it may direct that only holders of the class or those classes may vote on the matter. The Series Fund's governing documents provide that, except as otherwise provided by law or in such governing documents (including that directors shall be elected by a majority of the total votes cast), any action to be taken by vote of the stockholders shall be authorized by a majority of the total votes cast at a meeting by stockholders present in person or by proxy at the meeting and entitled to vote.

         COMPARISON OF PERFORMANCE OF ACCOUNT AND PORTFOLIO

         The following charts show how the Class A shares of the Portfolio and the units of the Account have performed in the past. The charts include the effects of Account and Portfolio expenses. While the Portfolio's performance has been adjusted to reflect anticipated mortality and expense risk charges, the performance does not reflect any withdrawal and other transaction charges or any charges for elective options or programs, and performance would be lower if such charges were included. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. BlackRock has served as subadviser to the Portfolio only since January 31, 2005, and the performance for prior periods reflects the management of the Portfolio's prior subadvisers.

         YEAR-BY-YEAR TOTAL RETURN

         The charts below show the percentage gain or loss for the units of the Account, and for the Class A shares of the Portfolio adjusted to reflect the effect of the anticipated mortality and expense risk charge to be assessed on New Sub-Account assets, for each of the last ten calendar years. These charts should give Contract Owners a general idea of the risks of investing in the Account and the Portfolio by showing how their returns have varied from year to year. Total return amounts are presented for the last ten years, which may include periods before a particular form of Contract was offered, or periods before a Contract Owner purchased his or her Contract. Your investment results may differ. The Account and Portfolio may experience short-term performance swings as indicated in the high and low quarter information following each chart.

                                     ACCOUNT

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    3.38%         6.58%       6.90%        0.78%       4.36%        4.05%       0.75%        8.83%       2.83%        1.13%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                    High Quarter: 4.66% (First Quarter 2001)
                    Low Quarter: -3.23% (Fourth Quarter 2001)

                                    PORTFOLIO

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    3.46%         9.76%       7.92%       -1.59%       7.02%        7.69%       7.33%        4.72%       3.30%        1.28%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                    High Quarter: 3.87% (Second Quarter 1997)
                    Low Quarter: -2.97% (Second Quarter 2004)

         AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED 12/31/2005)

         The next table lists the average annual total return of the Account, and of the Class A shares of the Portfolio adjusted to reflect the effect of the anticipated mortality and expense risk charge to be assessed on New Sub-Account assets, for the one, three and ten year periods ended on December 31, 2005. This table is intended to provide Contract Owners with some indication of the risks of investing in the Account and Portfolio by comparing the performance of each with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees or expenses, and it is not possible to invest directly in an index.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                     One year ended 12/31/05       Five years ended 12/31/05       Ten years ended 12/31/05
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
            Account                           1.13%                          3.48%                           3.92%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
           Portfolio                          1.28%                          4.86%                           5.04%

                                      -22-

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
 Lehman Brothers Aggregate Bond               2.43%                          5.84%                           6.13%
             Index*

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------- ------------------------------ ------------------------------- ------------------------------

*The Lehman Brothers Aggregate Bond Index is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

                                 CAPITALIZATION

         The following tables show the actual capitalization of the Account and the Portfolio on December 31, 2005, as well as the pro forma capitalization of the New Sub-Account and the Portfolio as of that date after giving effect to the Reorganization. The information in the tables has not been audited, and is based on unaudited financial information for the Account and Portfolio. The assets, outstanding units/shares, and per unit/share values of the Account and Portfolio are likely to be different on the closing date of the Reorganization than was the case on December 31, 2005 as a result of fluctuations in the value of portfolio securities in the Account and Portfolio, and daily share purchase and redemption activity.


UNITS ASSOCIATED WITH A 1.00% MORTALITY AND EXPENSE RISK CHARGE

                                            NEW SUB-ACCOUNT                                                PORTFOLIO (PRO
                      ACCOUNT (ACTUAL)        (PRO FORMA)        PORTFOLIO (ACTUAL)      ADJUSTMENTS            FORMA)
                      ----------------      ---------------      ------------------      -----------       ------------------
Net Assets                                                            Class A:                                 Class A:
                                                                    $763,220,915                             $788,923,707
                                                                      Class B:                                 Class B:
                                                                    $235,059,830                             $235,059,830
                                                                      Class E:                                 Class E:
                        $25,702,792           $25,702,792           $64,397,303                                $64,397,303

Units or Shares                                                  Class A: 6,907,855     (3,145,008)(1)    Class A: 7,140,489
Outstanding                                                      Class B: 2,152,561                       Class B: 2,152,561
                         3,377,642             3,377,642         Class E: 586,869                         Class E: 586,869

Accumulation Unit
Value/Net Asset
Value                                                             Class A: $110.49                         Class A: $110.49
                                                                  Class B: $109.20                         Class B: $109.20
                           $7.61                 $7.61            Class E: $109.73                         Class E: $109.73

(1) Reflects change in shares outstanding due to the issuance of Class A shares of the Portfolio in exchange for assets of the Account.

UNITS ASSOCIATED WITH A 1.25% MORTALITY AND EXPENSE RISK CHARGE AND 3.5% ASSUMED INVESTMENT RETURN


                                            NEW SUB-ACCOUNT                                                PORTFOLIO (PRO
                      ACCOUNT (ACTUAL)        (PRO FORMA)        PORTFOLIO (ACTUAL)      ADJUSTMENTS            FORMA)
                      ----------------      ---------------      ------------------      -----------       ------------------
Net Assets                                                            Class A:                                 Class A:
                                                                    $763,220,915                             $826,820,897
                                                                      Class B:                                 Class B:
                                                                    $235,059,830                             $235,059,830
                                                                      Class E:                                 Class E:
                        $63,599,982           $63,599,982           $64,397,303                              $64,397,303

Units or Shares                                                  Class A: 6,907,855     (8,266,257)(1)   Class A: 7,483,493
Outstanding                                                      Class B: 2,152,561                       Class B: 2,152,561
                         8,841,896             8,841,896          Class E: 586,869                         Class E: 586,869

Accumulation Unit
Value/Net Asset
Value                                                             Class A: $110.49                         Class A: $110.49
                                                                  Class B: $109.20                         Class B: $109.20
                           $7.19                 $7.19            Class E: $109.73                         Class E: $109.73

(1) Reflects change in shares outstanding due to the issuance of Class A shares of the Portfolio in exchange for assets of the Account.


UNITS ASSOCIATED WITH A 1.25% MORTALITY AND EXPENSE RISK CHARGE AND 3.0% ASSUMED INVESTMENT RETURN


                                            NEW SUB-ACCOUNT                                                PORTFOLIO (PRO
                      ACCOUNT (ACTUAL)        (PRO FORMA)        PORTFOLIO (ACTUAL)      ADJUSTMENTS            FORMA)
                      ----------------      ---------------      ------------------      -----------       ------------------

Net Assets                                                            Class A:                                 Class A:
                                                                    $763,220,915                             $763,227,979
                                                                      Class B:                                 Class B:
                                                                    $235,059,830                             $235,059,830
                                                                      Class E:                                 Class E:
                           $7,064                $7,064             $64,397,303                              $64,397,303

Units or Shares                                                  Class A: 6,907,855     (6,864)(1)        Class A: 6,907,919
Outstanding                                                      Class B: 2,152,561                       Class B: 2,152,561
                           6,928                 6,928            Class E: 586,869                         Class E: 586,869

Accumulation Unit
Value/Net Asset
Value                                                             Class A: $110.49                         Class A: $110.49
                                                                  Class B: $109.20                         Class B: $109.20
                           $1.02                 $1.02            Class E: $109.73                         Class E: $109.73

(1) Reflects change in shares outstanding due to the issuance of Class A shares of the Portfolio in exchange for assets of the Account.

                         PORTFOLIO FINANCIAL HIGHLIGHTS

         The following financial highlights table is intended to help you understand the Portfolio's financial performance. Certain information reflects financial results for a single Portfolio share. Financial highlights for the Portfolio's five fiscal years ended December 31, 2004, which have been audited by Deloitte & Touche LLP, the Portfolio's independent registered public accounting firm, are included in the Prospectus for the Portfolio enclosed with this Combined Prospectus/Proxy Statement. The following table provides unaudited information updated as of June 30, 2005.

METROPOLITAN SERIES FUND, INC.
BLACKROCK BOND INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                            CLASS A
                                                          -----------
                                                          SIX MONTHS
                                                            ENDED
                                                           JUNE 30,
                                                             2005
                                                          ----------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $ 113.72
                                                           --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................      2.29
  Net realized and unrealized gain (loss) on investments.      0.23
                                                           --------
  Total from investment operations.......................      2.52
                                                           --------
LESS DISTRIBUTIONS
  Distributions from net investment income...............     (4.56)
  Distributions from net realized capital gains..........     (1.32)
                                                           --------
  Total distributions....................................     (5.88)
                                                           --------
NET ASSET VALUE, END OF PERIOD...........................  $ 110.36
                                                           ========
TOTAL RETURN (%).........................................       2.3(b)
Ratio of operating expenses to average net assets (%)....      0.46(c)
Ratio of net investment income to average net assets (%).      3.89(c)
Portfolio turnover rate (%)..............................      1111(c)
Net assets, end of period (000)..........................  $792,786

(b)PERIODS LESS THAN ONE YEAR ARE NOT COMPUTED ON AN ANNUALIZED BASIS.
(c)COMPUTED ON AN ANNUALIZED BASIS.

                             ADDITIONAL INFORMATION

TIC

         TIC is a stock life insurance company chartered in 1863 in the State of Connecticut and has continuously engaged in the insurance business since that time. TIC is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. TIC's home office is located at One Cityplace, Hartford, Connecticut 06103-3415. On July 1, 2005, TIC was acquired by MetLife, and is now an indirect wholly owned subsidiary of MetLife, which, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional companies. Prior to that time, TIC was an indirect wholly owned subsidiary of Citigroup Inc., a global financial services holding company.

THE ACCOUNT

         The Account was established as a separate account of TIC on July 29, 1974. The Account is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the 1940 Act. The assets of the Account are invested directly in securities, such as bonds, that are consistent with the stated investment policies of the Account. The operation of the Account is subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorize the Insurance Commissioner of the State of Connecticut to adopt regulations. Section 38a-433 and the regulations thereunder contain no restrictions on investments of the Account. TIC holds title to the assets of the Separate Accounts. The assets are kept physically segregated, are held separate and apart from TIC's general corporate assets, and are not subject to claims of TIC's general creditors.

THE SUCCESSOR ACCOUNT AND NEW SUB-ACCOUNT

         The Successor Account was established as a separate account of TIC on May 16, 1983 and is registered under the 1940 Act as a unit investment trust. The Successor Account is divided into sub-accounts, one of which will be the New Sub-Account. Like the Account, the assets of the Successor Account and New Sub-Account are kept physically segregated, are held separate and apart from TIC's general corporate assets, and are not subject to claims of TIC's general creditors. Income, gains and losses from assets allocated to the Successor Account are, in accordance with the Contracts, credited to or charged against the Successor Account without regard to income, gains or losses of TIC. Unlike the Account, however, the assets of the Successor Account's various sub-accounts are not invested directly in securities of operating companies, but rather in shares of an underlying mutual fund, with the assets of the New Sub-Account to be invested in Class A shares of the Portfolio.

THE SERIES FUND AND THE PORTFOLIO

         The Series Fund is an open-end management investment company registered under the 1940 Act, consisting of 37 separate investment portfolios or series. The Portfolio is one of those series, and is classified as "diversified" under the 1940 Act. The Series Fund was formed on November 23, 1982 as a corporation under the laws of the State of Maryland, and the Portfolio commenced operations on August 26, 1983. Shares of the Portfolio are offered to separate accounts of insurance company affiliates of MetLife as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies, and to certain eligible qualified retirement plans. Shares of the Portfolio are not offered directly to the public. The Portfolio offers Class A, Class B and Class E shares, although only Class A shares are being offered in connection with the Reorganization. Class A shares of the Portfolio are offered without any sales charges and do not pay distribution or "Rule 12b-1" fees.

                               VOTING INFORMATION


         Contract owners may vote (1) by mail: simply enclose the executed proxy card in the postage-paid envelope found within the proxy package; (2) by telephone: dial the toll-free number listed on the proxy card; you will need the control number listed on the proxy card; or (3) by Internet: access the website listed on the proxy card; you will need the control number located on the proxy card. If the Account records votes by telephone or through the Internet, it will use procedures reasonably designed to authenticate Contract Owners' identities, to allow Contract Owners to vote units in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the Internet may be revoked at any time before they are voted as described below.

         Contract Owners may revoke previously submitted proxies by notifying TIC in writing at any time before 1:00 p.m. (Eastern time) on April 27, 2006 or by attending and voting in person at the Meetings. The expenses of soliciting voting instructions will be borne by TIC, and not by the Account, the Portfolio, the Series Fund, or contract owners. The solicitation will be made primarily by mail, but TIC and its affiliates may make telephone, electronic, or oral communications to Contract Owners. Representatives of Computershare Fund Services, a proxy services firm, may also conduct solicitations of Contract Owners. As noted above, the cost of such solicitations will not be borne by the Account.

         Twenty percent of the outstanding units of the Account represented in person or by proxy must be present at the Meeting to constitute a quorum. Approval of the Agreement requires the affirmative vote of the holders of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Account. Contract Owners of record are entitled to one vote for each full share owned, with a fractional vote for each fractional share. The Reorganization does not require the approval of the shareholders of the Portfolio.

         A Contract Owner vote may be taken with respect to a matter if a quorum is present and sufficient votes have been received for approval. If a quorum is not present at the Meeting, or if a quorum is present but, at the Meeting, sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the units represented at the Meeting in person or by proxy. Based on voting instructions received, proxies will vote in favor of such adjournment those instructions that are in favor of the Reorganization, will vote against any adjournments those instructions that are against the Reorganization, and will abstain from voting with respect to any adjournment those instructions that are marked to abstain in connection with the Reorganization. Abstentions will be counted to determine whether a quorum is present at the Meeting, but will have the effect of a vote "AGAINST" the Reorganization.

         The Board has fixed January 31, 2006 as the record date for determining stockholders entitled to receive notice of and to vote at the Meeting. To be counted, a Contract Owner voting by mail, telephone or the Internet must submit his or her vote so that it is received by 1:00 p.m. Eastern time on April 27, 2006.

         No person owned of record and, to the knowledge of TIC and the Account, no person owned beneficially more than 5% of the Account as of the Record Date. The Managers and officers of the Account beneficially owned in the aggregate less than 1% of the Account.


     AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE ACCOUNT AND PORTFOLIO

         Information about the Portfolio is included in the Prospectus dated May 1, 2005, which is incorporated herein by reference and enclosed with this Prospectus/Proxy Statement. Additional information about the Portfolio is included in the Series Fund's Statement of Additional Information ("SAI") dated May 1, 2005 (as supplemented). Information about the Account and the Successor Account is included in separate Prospectuses, each dated May 2, 2005 and relating to a specific form of Contract, and additional information about the Account and Successor Account is included in separate SAIs dated May 2, 2005. The Series Fund's SAI and the Account's and Successor Account's prospectuses and SAIs have been filed with the SEC and are incorporated herein by reference. Copies of the Series Fund's SAI may be obtained without charge by calling (800) 638-7732. Copies of the Account's and Successor Account's Prospectuses and SAIs may be obtained without charge by calling (800) 638-7732. The Account, the Successor Account, and the Series Fund are subject to the requirements of the 1940 Act and, in accordance with such requirements, file reports and other information with the SEC under the 1940 Act and the Securities Exchange Act of 1934. These materials can be inspected and copied at the Public Reference facilities maintained by the SEC in Washington, D.C. Copies of such material can also be obtained for a fee by written request to the Public Reference Branch, Securities and Exchange Commission, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, and are also available on the SEC's web site at http://www.sec.gov.

         The financial statements of the Account contained in the Account's annual report to Contract Owners for the fiscal year ended December 31, 2004 have been audited by KPMG LLP, the prior independent registered public accounting firm for the Account. This annual report, as well as the most recent semi-annual report of the Account, which contains unaudited financial statements of the Account for the six months ended June 30, 2005, may be obtained without charge by calling (800) 842-9368. The financial statements of the Portfolio contained in the Series Fund's annual report to shareholders for the fiscal year ended December 31, 2004 have been audited by Deloitte & Touche LLP, the independent registered public accounting firm for the Series Fund. This annual report, as well as the most recent semi-annual report of the Portfolio, which contains unaudited financial statements of the Portfolio for the six months ended June 30, 2005, may be obtained without charge by calling (800) 638-7732. The Account and the Series Fund expect that annual reports to shareholders of the Account and the Series Fund for the period ending December 31, 2005 will be available in late February, 2006.

                                 OTHER BUSINESS

         The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board's intention that, except where Contract Owners' proxy forms contain specific restrictions to the contrary, proxies will vote on such matters in accordance with the judgment of the proxy.

                                   LITIGATION

         Neither the Account nor the Series Fund is involved in any litigation that is expected have any material adverse effect upon the Account or the Portfolio.

                            CONTRACT OWNER INQUIRIES

         Contract Owner inquiries may be addressed to the Account in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-842-9368.

                                      * * *

         Contract Owners who do not expect to be present at the Meetings are requested to date and sign the enclosed proxies and return them in the enclosed envelope, or to vote by telephone or through the internet. No postage is required if mailed in the United States.

                                   APPENDIX A




                      AGREEMENT AND PLAN OF REORGANIZATION


          This Agreement and Plan of Reorganization (the "Agreement") is entered into as of the _____ day of February, 2006, by and among THE TRAVELERS INSURANCE COMPANY ("Travelers"), a stock life insurance company organized and existing under the laws of the State of Connecticut, THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("Account MM"), THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("Account QB"), TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("Account TGIS"), TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("Account TSB"), and TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("Account TAS") (Accounts MM, QB, TGIS, TSB, and TAS, each an "Account" and collectively, the "Accounts"), each a managed separate account established and existing under the insurance laws of the State of Connecticut, and METROPOLITAN SERIES FUND, INC. (the "Series Fund"), a corporation organized under the laws of the State of Maryland.

                   WHEREAS, each Account is registered with the Securities and Exchange Commission (the "Commission") as an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940 Act") and is managed by a Board of Managers;

                   WHEREAS, each Account currently supports interests under variable annuity contracts (the "Contracts") that were registered under the Securities Act of 1933 (the "1933 Act"), and new sales of the Contracts are continuing;

                   WHEREAS, the Series Fund is a mutual fund that is currently comprised of several series, including the BlackRock Money Market Portfolio, the BlackRock Bond Income Portfolio, the MetLife Stock Index Portfolio, and the MetLife Mid Cap Stock Index Portfolio (collectively, the "Portfolios," and each a "Portfolio");

                   WHEREAS, the Board of Managers of each Account has unanimously approved the reorganization of each Account into a new sub-account (the "New Sub-Accounts") of an unmanaged separate account (the "UIT") that is registered with the Commission under the 1940 Act as a unit investment trust (together with the transfers of assets to the Portfolios described below, the "Reorganizations," and, as to each Account, a "Reorganization");

                   WHEREAS, as part of a Reorganization, the assets of Account MM shall be transferred intact to the BlackRock Money Market Portfolio in exchange for Class A shares of the BlackRock Money Market Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account QB shall be transferred intact to the BlackRock Bond Income Portfolio in exchange for Class A shares of the BlackRock Bond Income Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account TGIS shall be transferred intact to the MetLife Stock Index Portfolio in exchange for Class A shares of the MetLife Stock Index Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account TSB shall be transferred intact to the BlackRock Money Market Portfolio in exchange for Class A shares of the BlackRock Money Market Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, as part of a Reorganization, the assets of Account TAS shall be transferred intact to the MetLife Mid Cap Stock Index Portfolio in exchange for Class A shares of the MetLife Mid Cap Stock Index Portfolio that shall be held by a New Sub-Account;

                   WHEREAS, following the Reorganizations, each New Sub-Account shall be part of the UIT, which is a passive investment vehicle with no Board of Managers, no investment adviser, and no active portfolio of investments, and shall invest exclusively in shares of the corresponding Portfolio;

                   WHEREAS, the Board of Directors of Travelers and the Board of Managers of each Account have determined that the actions contemplated by this Agreement are in the best interests of each Account and its unitholders, and have approved such actions, and that the interests of existing investors in the Accounts will not be diluted as a result of these actions;

                   WHEREAS, the Board of Directors of the Series Fund has determined that the actions contemplated by this Agreement are in the best interests of the Series Fund and its shareholders, and have approved such actions, and that the interests of existing investors in the Series Fund will not be diluted as a result of these actions; and

                   NOW THEREFORE, in consideration of the mutual promises made herein, the parties hereto agree as follows:

                                    ARTICLE I
                                  CLOSING DATE

                   SECTION 1.01. Each Reorganization contemplated by this Agreement shall be effective on such date as may be mutually agreed upon by all parties to this Agreement (the "Closing Date"). The time on the Closing Date as of which each Reorganization is consummated is referred to hereinafter as the "Effective Time."

                   SECTION 1.02. The parties agree to use their best efforts to obtain all regulatory and Contract owner approvals and perform all other acts necessary or desirable to complete the Reorganizations as of the Closing Date.

                                   ARTICLE II
                           REORGANIZATION TRANSACTIONS

                   SECTION 2.01. As of the Effective Time, Travelers, on behalf of each Account, shall sell, assign, and transfer all cash (except, if required, for a minimal amount needed to keep bank accounts open), all securities and other investments held or in transit, all accounts receivable for sold investments, and all dividends and interest receivable (collectively, "portfolio assets") of the Account to be held as the property of the corresponding Portfolio.

                   SECTION 2.02. In exchange for the portfolio assets of each Account, the Series Fund shall issue to Travelers for the benefit of each Account shares of the corresponding Portfolio, and each Portfolio shall assume any unsatisfied liability incurred by the corresponding Account before the

Effective Time (other than liabilities associated with insurance obligations), including liabilities to pay for securities or other investments purchased and to pay any accrued and unpaid investment advisory fees. For each Account, the number of shares of the Portfolio to be issued in the exchange shall be determined by dividing the value of the net Account assets to be transferred, as of the close of trading on the Closing Date (the "Valuation Date"), by the net asset value of the corresponding Portfolio shares. These valuations shall be computed using the valuation procedures set forth in each Portfolio's then current prospectus and statement of additional information.

                   SECTION 2.03. As of the Effective Time, Travelers shall cause the shares of each Portfolio received for the benefit of each Account pursuant to Section 2.02 above to be transferred to and duly and validly recorded and held on the records of the UIT as assets of the corresponding New Sub-Account. The UIT will issue to each Account units of the corresponding New Sub-Account equal in value to the shares of each Portfolio received, and each Account will redeem its outstanding units in exchange for units of the corresponding New Sub-Account, such that the Contract owners' interests in a New Sub-Account after the Closing Date shall then be equivalent to their former interests in the corresponding Account. Travelers shall take all action necessary to ensure that such interests in each New Sub-Account, immediately following the Effective Time, are duly and validly recorded on the Contract owners' individual account records.

                   SECTION 2.04. The shares of each Portfolio to be issued hereunder shall be issued in open account form by book entry without the issuance of certificates. Each such share that is issued pursuant to Section
2.02 above shall be issued for a consideration equal to the net asset value per share of the Portfolio as of the close of trading on the Closing Date.

                   SECTION 2.05. If, at any time after the Closing Date, the UIT, the Trust, or Travelers determine that any further conveyance, assignment, documentation, or action is necessary or desirable to complete the Reorganization contemplated by this Agreement or to confirm full title to the assets transferred, the appropriate party or parties shall execute and deliver all such instruments and take all such actions.

                   SECTION 2.06. Following the Closing Date: (1) each Account shall cease to make payments to its investment adviser for investment advisory services; and (2) Travelers will continue to charge each New Sub-Account for mortality and expense risks assumed by Travelers, and will continue to assess the semiannual contract administrative charge, any applicable contingent deferred sales charge, any applicable variable liquidity benefit charge, and any applicable premium tax charge, any applicable transfer charge, any applicable guaranteed minimum withdrawal benefit charge, and any applicable charges for asset allocation programs.

                                   ARTICLE III
                            WARRANTIES AND CONDITIONS

                   SECTION 3.01. Travelers, each Account, and the Series Fund, as appropriate, make the following representations and warranties, which shall survive the Closing Date and bind their respective successors and assigns (e.g., the UIT):

                   (a) Travelers and each Account are validly organized and established, and in good standing under the laws of the State of Connecticut, and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and to effect the Reorganizations contemplated hereby (provided that all necessary approvals referred to in Section 3.02 of this Agreement are obtained);

                   (b) Each Account is duly registered and in good standing as an open-end, diversified management investment company under the 1940 Act;

                   (c) The Contracts are validly issued and non-assessable, and all of the Contracts issued through an Account have been offered and sold in material compliance with applicable requirements of the federal securities laws;

                   (d) The UIT is duly registered and in good standing as a unit investment trust under the 1940 Act;

                   (e) Immediately prior to the Effective Time, Travelers shall have valid and unencumbered title to the portfolio assets of each Account, except with respect to those assets for which payment has not yet been made;

                   (f) All corporate and other proceedings necessary and required to be taken by Travelers and each Account to authorize and carry out this Agreement and to effect the Reorganizations have been duly and properly taken;

                   (g) There are no suits, actions, or proceedings pending or threatened against Travelers, the UIT, or an Account which, to either Travelers' or each Account's knowledge, if adversely determined, would materially and adversely affect the financial condition of Travelers, the UIT, or the Account, the conduct of their business, or their ability to carry out their obligations hereunder;

                   (h) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against Travelers, the UIT, or an Account which, to either Travelers' or an Account's knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect the financial condition of Travelers, the UIT, or the Account, the conduct of their business, or their ability to carry out their obligations hereunder;

                   (i) The Series Fund is a corporation duly authorized and validly existing under the laws of the State of Maryland, has authorized capital consisting of 4,750,000,000 shares of capital stock with par value of $0.01 per share, and is authorized to issue separate series of shares;

                   (j) The Series Fund is duly registered as an open-end management investment company under the 1940 Act;

                   (k) All corporate and other proceedings necessary and required to be taken by the Series Fund to authorize and carry out this Agreement and to effect the Reorganization have been duly and properly taken;

                   (l) There are no suits, actions, or proceedings pending or threatened against the Series Fund or any Portfolio which, to the Series Fund's knowledge, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out its obligations hereunder;

                   (m) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against the Series Fund which, to the Series Fund's knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect the Series Fund's or any Portfolio's financial condition, the conduct of the Series Fund's business, or the Series Fund's ability to carry out its obligations hereunder;

                   (n) Should any party to this Agreement become aware, prior to the Effective Time, of any suit, action, or proceeding, of the types described in paragraphs (g), (h), (l), and (m) above, instituted or commenced against it, such party shall immediately notify and advise all other parties to this Agreement;

                   (o) Each party shall make available all information concerning itself which may be required in any application, registration statement, or other filing with a governmental body to be made by Travelers, an Account, the Series Fund, the UIT, or any or all of them, in connection with any of the transactions contemplated by this Agreement and shall join in all such applications or filings, subject to reasonable approval by its counsel. Each party represents and warrants that all of such information so furnished shall be correct in all material respects and that it shall not omit any material fact required to be stated therein or necessary in order to make the statements therein not misleading; and

                   (p) No party to this Agreement is currently engaged, and the execution, delivery and performance of the Agreement by each party to this Agreement shall not result, in a material violation of any such party's charter, by-laws, or any material agreement, indenture, instrument, contract, lease or other undertaking to which such party is bound, and to such party's knowledge, the execution, delivery and performance of the Agreement shall not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which any such party or to which it is bound, except with respect to contracts entered into in connection with the portfolio management and custody of assets of each Account which shall terminate on or prior to the Closing Date.

                   SECTION 3.02. The obligations of the parties hereunder shall be subject to satisfaction of each of the following conditions:

                   (a) The representations contained herein shall be true as of and at the Effective Time with the same effect as though made at such time, and such parties shall have performed all obligations required by this Agreement to be performed by each of them prior to such time;

                   (b) The Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of a Reorganization contemplated hereby;

                   (c) The appropriate parties shall have received orders from the Commission providing such exemptions and approvals as they and their counsel reasonably deem necessary, and shall have made all necessary filings, if any, with, and received all necessary approvals from, state securities or insurance authorities;

                   (d) The Series Fund and the UIT shall have filed with the Commission a registration statement on Form N-14 under 1933 Act, and such amendments thereto as may be necessary or desirable to effect the purposes of the Reorganizations;

                   (e) Travelers shall have filed on Form N-4, a post-effective amendment to the UIT's registration statement under the 1933 Act and the 1940 Act, and such additional post-effective amendments thereto as may be necessary or desirable to effect the purposes of the Reorganizations;

                   (f) The appropriate parties shall have taken all actions necessary for the filings required by paragraphs 3.02(d) and (e) to become effective, and no reason shall be known by the parties which would prevent such filings from becoming effective in a timely manner;

                   (g) This Agreement and the Reorganizations contemplated hereby shall have been approved by the requisite vote of Contract owners of each Account at a meeting of the Contract owners called for such purpose (or any adjournments thereof). The failure of the Contract owners of one or more Account(s) to approve this Agreement shall not affect the consummation of a Reorganization by the Accounts whose Contract owners approved the Agreement;

                  (h) Travelers and the Accounts shall have received an opinion of counsel to the Series Fund (who may be the same as counsel to Travelers and the Accounts) in form and substance reasonably satisfactory to Travelers and the Accounts to the effect that, as of the Closing Date:

                           (1) the Series Fund has been duly organized, is
                               existing in good standing under the laws of the State of Maryland, is authorized to engage in business as a registered investment company under applicable laws and regulations, is authorized to issue its shares for the purposes contemplated by this Agreement, and is duly registered as an open-end management investment company under the 1940 Act;

                           (2) the shares of each Portfolio to be issued
                               pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided herein, shall be validly issued, fully paid, and non-assessable;

                           (3) all corporate and other proceedings required to
                               be taken by or on the part of the Series Fund to authorize and carry out this Agreement and effect the Reorganizations have been duly and properly taken; and

                           (4) this Agreement is a valid obligation of the
                               Series Fund and legally binding upon it in accordance with its terms.

                  (i) The Series Fund shall have received an opinion from counsel to Travelers (who may be the same as counsel to the Series Fund) in form and substance reasonably satisfactory to the Series Fund to the effect that, as of the Closing Date:

                           (1) Travelers, the UIT, and each Account are validly
                               organized and in good standing under the laws of the State of Connecticut and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and to effect the transactions contemplated hereby;

                           (2) each Account is registered as a management
                               investment company under the 1940 Act;

                           (3) the UIT is registered as a unit investment trust
                               under the 1940 Act;

                           (4) all corporate and other proceedings necessary and
                               required to be taken by or on the part of Travelers and each Account to authorize and carry out this Agreement and to effect the Reorganizations have been duly and properly taken; and

                           (5) this Agreement is a valid obligation of Travelers
                               and each Account and legally binding upon them in accordance with its terms.

                  (j) Sutherland Asbill & Brennan LLP shall deliver an opinion substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement should not result in the realization of taxable income or gains to the Contract owners. The delivery of such opinion is conditioned upon receipt by Sutherland Asbill & Brennan LLP of representations it shall request of the parties to this Agreement. Notwithstanding anything herein to the contrary, no party to this Agreement may waive the condition set forth in this paragraph.

                  (k) Each party shall have furnished, as reasonably requested by any other party, other legal opinions, officers' certificates, incumbency certificates, certified copies of board and committee resolutions, good standing certificates, and other closing documentation as may be appropriate for a transaction of this type.

                                   ARTICLE IV
                                      COSTS

                   SECTION 4.01. Travelers shall bear all expenses in connection with effecting the Reorganizations contemplated by this Agreement including, without limitation, preparation and filing of registration statements, applications, and amendments thereto on behalf of any and all parties hereto; and all legal, accounting, and data processing services necessary to effect the Reorganizations.

                                    ARTICLE V
                                   TERMINATION

                   SECTION 5.01. This Agreement may be terminated as to a Reorganization or a Reorganization may be abandoned at any time prior to the Effective Time, notwithstanding approval by the Contract owners:

                   (a) by mutual consent of the parties hereto;

                   (b) by any of the parties if any condition set forth in
Section 3.02 has not been fulfilled by the other parties; or

                   (c) by any of the parties if a Reorganization does not occur on or before December 31, 2006 and no subsequent date can be mutually agreed upon.

                   SECTION 5.02. At any time prior to the Effective Time, any of the terms or conditions of this Agreement may be waived by the party or parties entitled to the benefit thereof if such waiver shall not have a material adverse effect on the interests of Contract owners.

                                   ARTICLE VI
                                     GENERAL

                SECTION 6.01. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

                SECTION 6.02. This Agreement shall be governed by and construed and enforced in accordance with the laws of Connecticut, without regard to its principles of conflicts of law.

                IN WITNESS WHEREOF, as of the day and year first above written, each of the parties has caused this Agreement to be executed on its behalf.


                                            THE TRAVELERS INSURANCE COMPANY
Attest:


____________________                        By:__________________________
                                     [title]



                                            THE TRAVELERS MONEY MARKET ACCOUNT
                                            FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]



                                            THE TRAVELERS QUALITY BOND ACCOUNT
                                            FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]


                                            TACTICAL GROWTH AND INCOME STOCK
                                            ACCOUNT FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]



                                            TACTICAL SHORT-TERM BOND ACCOUNT
                                            FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]

                                            TACTICAL AGGRESSIVE STOCK ACCOUNT
                                            FOR VARIABLE ANNUITIES
Attest:


____________________                        By:__________________________
                                     [title]



                                            METROPOLITAN SERIES FUND, INC.
Attest:


____________________                        By:__________________________
                                     [title]

                                   APPENDIX B

                        DESCRIPTION OF CONTRACT FEATURES

         In addition to the three variable annuity contracts described in the Combined Prospectus/Proxy Statement, the Travelers Quality Bond Account for Variable Annuities ("the Account") is offered as an investment option in connection with two additional forms of variable annuity contracts issued by the Travelers Insurance Company ("TIC"): an individual variable annuity contract (the "Individual Contract") and a group variable annuity contract available only for use in connection with pension and profit-sharing plans qualified under
Section 401(a) or 403(a) of the Internal Revenue Code of 1986, as amended (the "Group Contract " and, together with the Individual Contract, the "Contracts" ). The features of each form of Contract are similar, and the following discussion presents a brief description of such features, noting material differences between the two forms. Contract features will not change as a result of the Reorganization, and Contract Owners will own the same form of Contract after the Reorganization as they owned prior to the Reorganization. Greater detail regarding the Contracts is provided in the prospectuses for the Account, each relating to a particular form of Contract, which are incorporated by reference into this Combined Prospectus/Proxy Statement.

GENERAL

         The Account is offered as a variable funding option for the investment of purchase payments under the Contracts. These Contracts are not available for new sales, although purchasers who own existing contracts may make additional purchase payments.

TRANSFERS BETWEEN FUNDING OPTIONS

         The Contracts each have two funding options. Subject to certain limitations, a Contract Owner, or, under the Group Contract, the Participant as provided in the plan under which the contract is issued, may transfer all or part of his or her Contract value between funding options under the Contract, including the Account (or, after the Reorganization, the New Sub-Account), at any time up to 30 days before annuity payments are to begin under the Contract. TIC has the right under the Contracts to restrict the number of transfers to one every six months, and may do so in its discretion if it determines that a Contract Owner or Participant is engaging in excessive trading activity, trading activity that is indicative of market timing, or similar trading activity that will potentially harm the rights or interests of other Contract Owners.

VALUING THE CONTRACTS

         TIC measures the value of a Contract by valuing "accumulation units" before annuity payments begin and "annuity units" after annuity payments begin. The value of units is determined based on the market value of the Account's investments (or, in the case of a separate account such as the Successor Account that invests in shares of underlying mutual funds, on the value of the corresponding underlying fund's shares, which in turn is based on the market value of the underlying fund's investments). Normally, the value of the units is determined as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open.

ANNUITY PAYMENTS

         Contract Owners or Participants may choose to receive the amount due on the maturity date of their Contract in a single lump-sum payment, or to receive a series of monthly payments based on the options described below. When annuity payments begin, the accumulated value in the Account will be used to provide an annuity with the amount of annuity payments varying with the investment experience of the Account. A Contract Owner may elect to transfer Contract value to or from the Account (from or to the other funding option available under the Contract) in order to reallocate the basis upon which annuity payments will be determined. The Annuity Commencement Date must be before the Contract Owner's or Participant's 70th birthday, unless TIC consents to a later date.

         Contract Owners or Participants may choose among the following options for receiving annuity payments:(1)

o Life Annuity - No Refund. TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending with the last payment preceding the person's death.
o Life Annuity with 120, 180 or 240 Monthly Payments Assured. TIC will make monthly annuity payments during the lifetime of the annuitant, but in the event that payments have been made for less than the selected period at the annuitant's death, the annuitant's beneficiary will receive (1) continuing payments for the remainder of the period selected, or (2) a single payment equal to the discounted value of the future payments.
o Unit Refund Life Annuity. TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending on the last payment preceding the person's death, provided that the person's beneficiary will receive a single payment calculated based on the annuity units remaining at the person's death.
o Joint and Last Survivor Life Annuity - No Refund. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, and during the lifetime of the survivor, with no additional payments after the death of the survivor.
o Joint and Last Survivor Life Annuity - Annuity Reduces on Death of Primary Payee. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, with the payment to a survivor who is designated as the "secondary payee" reduced by 50% after the death of the primary payee.
o Other Annuity Options. TIC will make other arrangements for annuity payments as mutually agreed upon.

         In addition, for Universal Annuity Contracts, Contract Owners may choose to receive periodic income payments pursuant to the following options that are not based on the life of any person:

o Payments of a Fixed Amount. TIC will make equal payments of the amount elected until the Contract value applied under this option has been exhausted.
o Payments for a Fixed Period. TIC will make payments for the number of years selected, with the amount of each payment equal to the remaining Contract value applied under this option divided by the number of remaining payments.
o Investment Income. TIC will make payments for the lifetime of the primary payee or for the period agreed on, with the amount payable equal to the excess if any, of the Contract value under this option over the amount applied under this option (i.e., the appreciation in Contract value). Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income.
--------
(1) Under the Individual Contract, if an Annuity Option is elected after the tenth Contract Year, the amount applied under an Annuity Option will not be less than the following:
1. the sum of all net premiums allocated to the Account under the contract, plus
2. the sum of all amounts transferred into the Account, minus
3. the sum of all amounts transferred out of the Account, minus
4. any partial surrenders (whether paid in one sum or applied as an Annuity or Income Option), minus
5. the value of Accumulation Units credited to the contract in the Account which are not applied to effect the Annuity. There is no charge for this benefit. This benefit is not available on contracts issued in California.

DEATH BENEFIT

         INDIVIDUAL CONTRACTS. There is no charge for a Minimum Death Benefit under this Contract. If the Annuitant dies before Annuity or Income Payments begin, the Company will pay to the beneficiary the greater of (a) the cash value of the Contract as of the date it receives proof of death, less any premium tax incurred, or (b) the total Purchase Payments made under the Contract, less prior surrenders or outstanding cash loans.

         GROUP CONTRACTS. There is no death benefit option available under this Contract.

WITHDRAWALS FROM THE CONTRACTS

         A Contract Owner may withdraw all or part of his or her Contract value, and a Participant may withdrawal all or part of his or her participant interest, any time before the annuity payments commence. There is no withdrawal charge under the Individual Contract. Under the Group Contract, there is a 2% withdrawal charge of any Cash Value surrendered during the first five contract years.

FEES

         INDIVIDUAL CONTRACTS. A sales charge of 4.00% of the total payment is deducted from additional purchase payments. A Mortality and Expense Risk Charge is assessed at an annual rate of 1.0017%.

         GROUP CONTRACTS. A sales charge of 2.00% of the total payment is deducted from purchase payments. A surrender charge of 2.00% is assessed if a purchase payment is withdrawn within five years of the payment date. A $50 annual contract charge is assessed against each Group Contract. A Mortality and Expense Risk Charge is assessed at an annual rate of 1.0017%.

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY __, 2006

                         METROPOLITAN SERIES FUND, INC.
                         BLACKROCK BOND INCOME PORTFOLIO
                                  MetLife Plaza
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

         This Statement of Additional Information ("SAI") relates to a transaction whereby all of the assets and liabilities of The Travelers Quality Bond Account for Variable Annuities (the "Account") of the Travelers Insurance Company ("TIC"), One Cityplace, Hartford, Connecticut 06103, will be transferred to the BlackRock Money Market Portfolio (the "Portfolio") of the Metropolitan Series Fund, Inc. (the "Series Fund") in exchange for Class A shares of the Portfolio, and the Account will be restructured as a sub-account (the "New Sub-Account") of The Travelers Fund U for Variable Annuities (the "Successor Account"), with the New Sub-Account holding only shares of the Portfolio.

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated February __, 2006 for the Special Meeting of Contract Owners of the Account to be held on April 27, 2006. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling TIC at 1-800-842-9368.

         Further information about the Portfolio is contained in the Statement of Additional Information for the Series Fund dated May 1, 2005, which is incorporated herein by reference. Further information about the Account and the Successor Account is contained in the Statements of Additional Information for the Contracts under which the Account and Successor Account are offered. The Statement of Additional Information of the Portfolio and a Statement of Additional Information relating to the Account and Successor Account will be provided to Contract Owners requesting this SAI.

                       STATEMENT OF ADDITIONAL INFORMATION

                                Table of Contents

GENERAL INFORMATION............................................................2
FINANCIAL STATEMENTS...........................................................3

                               GENERAL INFORMATION

         The Shareholders of the Account are being asked to consider and vote on a proposal with respect to an Agreement and Plan of Reorganization (the "Agreement") dated as of ______, 2006 whereby the assets and liabilities of the Account will be transferred to the Portfolio, a series of the Series Fund, in exchange for shares of the Portfolio, and the Account will be restructured as the New Sub-Account of , an investment division of the Successor Account, a unit investment trust.

         A Special Meeting of Shareholders of the Account to consider the proposal and the related transaction will be held at 501 Boylston Street, 5th Floor, Boston, Massachusetts, 02116 on April 27, 2006 at 2:00 p.m. (Eastern time). For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The financial statements of the Account contained in the Account's annual report to Contract Owners for the fiscal year ended December 31, 2004 have been audited by KPMG LLP, the prior independent registered public accounting firm for the Account. This annual report, as well as the most recent semi-annual report of the Account, which contains unaudited financial statements of the Account for the six months ended June 30, 2005, may be obtained without charge by calling 1-800-842-9368. The financial statements of the Portfolio contained in the Series Fund's annual report to shareholders for the fiscal year ended December 31, 2004 have been audited by Deloitte & Touche LLP, the independent registered public accounting firm for the Portfolio. This annual report, as well as the most recent semi-annual report of the Portfolio, which contains unaudited financial statements of the Portfolio for the six months ended June 30, 2005, may be obtained without charge by calling 1-800-638-7732. The financial statements of the Account and Portfolio contained in the December 31, 2004 annual reports and the June 30, 2005 semi-annual reports of the Account and the Series Fund are incorporated herein by reference to the Forms N-CSR filed by the Account on February 25, 2005 and August 26, 2005 and the Forms N-CSR filed by the Series Fund on March 3, 2005 and August 26, 2005, and will be provided to Contract Owners requesting this SAI. No parts of such annual and semi-annual reports other than the financial statements are incorporated by reference herein. The Account and the Series Fund expect that annual reports to Contract Owners/shareholders for the period ending December 31, 2005 will be available in late February, 2006.

         No projected (pro forma) financial information reflecting the combined accounts of the Account and the Portfolio is included in this SAI, because the net asset value of the Account as of December 31, 2005 did not exceed 10% of the net asset value of the Portfolio as of that date.

FORM N-14


PART C - OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

      Section 2-418 of the Maryland General Corporation Law ("MGCL") permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its Charter, a Maryland corporation
(i) may indemnify and advance expenses to an officer to the same extent it may indemnify a director, (ii) is required to indemnify an officer to the extent required for a director, and (iii) may indemnify and advance expenses to an officer who is not a director to such further extent, consistent with law, as provided by the charter, bylaws, action of its board of directors or contract.

      See Article V of the Registrant's Amended and Restated Bylaws dated May 8, 2003, which Bylaws are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on February 4, 2004 (File No. 2-80751).

      See Section 7 of the Registrant's Amended and Restated Distribution Agreement dated November 3, 2004, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on April 29, 2005 (File No. 2-80751).

      See Section 14 of the Registrant's Transfer Agency Agreement dated April 28, 2003, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on April 29, 2004 (File No. 2-80751).

      The Registrant, at its expense, provides liability insurance for the benefit of its directors and officers.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16.  EXHIBITS.

         (1)(a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(c) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(d) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(e) Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(f) Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (1)(h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on December 18, 1996.

         (1)(i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on January 11, 1999.

         (1)(j) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

         (1)(k) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on November 30, 2000.

         (1)(l) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

         (1)(m) Articles Supplementary of Registrant, dated April 26, 2002, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(n) Articles Supplementary of Registrant, dated April 18, 2003, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(o) Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(p) Articles Supplementary of Registrant, dated April 22, 2004 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (1)(q) Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(r) Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(s) Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(t) Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(u) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on October 6, 1998.

         (1)(v) Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (1)(w) Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on January 19, 2000.

         (1)(x) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

         (1)(y) Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(z) Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (1)(aa) Articles of Amendment dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (1)(bb) Articles of Amendment dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (1)(cc) Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (2)(a) Bylaws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (2)(b) Amendment to Bylaws, dated April 24, 1997, is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on April 2, 1998.

         (2)(c) Amended and Restated Bylaws dated May 8, 2003 are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on February 4, 2004.

         (3) None.

         (4) Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to the Form N-14 Registration Statement).

         (5) None.

         (6)(a) Advisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 17, 2003.

         (6)(b) Subadvisory Agreement relating to BlackRock Bond Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on February 7, 2005.

         (7)(a) Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (7)(b) Amended and Restated Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

         (8) None.

         (9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (9)(b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (9)(c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

         (9)(d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on January 29, 2002.

         (9)(e) Agreement dated October 23, 2002 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

         (9)(f) Agreement dated May 30, 2003 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (10) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

         (11) Opinion and Consent of Ropes & Gray LLP is incorporated herein by reference to the Registration Statement on Form N-14 filed on January 18, 2006, File Nos. 333-131093 and 333-131094.

         (12) Form of Tax Opinion of Sutherland Asbill & Brennan is included herein as Exhibit 12.

         (13)(a) Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

         (13)(b) Agreement relating to the use of the "Metropolitan" name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

          (13)(c) Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

         (13)(d) Expense Agreement is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on February 7, 2005.

         (14)(a) Consent of KPMG LLP with respect to The Travelers Quality Bond Account for Variable Annuities is included herein as Exhibit 14(a).

         (14)(b) Consent of Deloitte & Touche LLP with respect to the BlackRock Bond Income Portfolio of the Registrant is incorporated herein by reference to the Registration Statement on Form N-14 filed on January 18, 2006, File Nos. 333-131093 and 333-131094.

         (15) Not applicable.

         (16) Powers of Attorney are included herein as Exhibit 16.

         (17) Form of Proxy is incorporated herein by reference to the Registration Statement on Form N-14 filed on January 18, 2006, File Nos. 333-131093 and 333-131094.

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Hartford and the State of Connecticut, on the 22nd day of February, 2006.

                                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                                  (Registrant)

                                  By:  THE TRAVELERS INSURANCE COMPANY
                                  (Depositor)

                                  By:              /s/ Bennett D. Kleinberg
                                  Name:                 BENNETT D. KLEINBERG
                                  Title:             VICE PRESIDENT AND ACTUARY



                                  THE TRAVELERS INSURANCE COMPANY
                                  (Depositor)

                                  By:              /s/ Bennett D. Kleinberg
                                  Name:                 BENNETT D. KLEINBERG
                                  Title:             VICE PRESIDENT AND ACTUARY


      As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature                                          Title                                    Date

                                                   C. Robert Henrikson
                                                   Director, Chairman, President, and
/s/ C. Robert Henrikson                            Chief Executive Officer                  February 22, 2006

                                                   Stanley J. Talbi
                                                   Senior Vice President and Chief
/s/ Stanley J. Talbi                               Financial Officer                        February 22, 2006

                                                   Joseph J. Prochaska, Jr.
                                                   Senior Vice President and Chief
/s/ Joseph J. Prochaska, Jr.                       Accounting Officer                       February 22, 2006

                                                   Leland C. Launer, Jr.
/s/ Leland C. Launer, Jr.                          Director                                 February 22, 2006

                                                   Lisa M. Weber
/s/ Lisa M. Weber                                  Director                                 February 22, 2006


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Long Island City and the State of New York, on the 22nd day of February, 2006.



                                    METROPOLITAN SERIES FUND, INC.
                                    (Registrant)

                                    By:            /s/ Hugh C. McHaffie
                                    Name:                   HUGH C. MCHAFFIE
                                    Title:                     PRESIDENT

      As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature                                          Name and Title                           Date

                                                   Hugh C. McHaffie
                                                   President and Chief Executive Officer
/s/ Hugh C. McHaffie                               (Principal Executive Officer)            February 22, 2006

                                                   Steve A. Garban
/s/ Steve A. Garban*                               Director                                 February 22, 2006

                                                   Linda B. Strumpf
/s/ Linda Strumpf*                                 Director                                 February 22, 2006

                                                   Michael S. Scott Morton
/s/ Michael S. Scott Morton*                       Director                                 February 22, 2006

                                                   Arthur G. Typermass
/s/ Arthur G. Typermass*                           Director                                 February 22, 2006

                                                   H. Jesse Arnelle
/s/ H. Jesse Arnelle*                              Director                                 February 22, 2006

                                                   Nancy Hawthorne
/s/ Nancy Hawthorne*                               Director                                 February 22, 2006

                                                   John T. Ludes
/s/ John T. Ludes*                                 Director                                 February 22, 2006

                                                   Peter H. Duffy
                                                   Treasurer (Principal Financial and
/s/ Peter H. Duffy                                 Accounting Officer)                      February 22, 2006

*By:/s/ Jack P. Huntington
    -------------------------
        Jack P. Huntington
        Attorney-in-Fact